   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1996

                                                                FILE NO. 33-8708
                                                               FILE NO. 811-4839
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 9
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                 MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND
               (Exact name of registrant as specified in charter)


                ONE FINANCIAL CENTER
                  FIFTEENTH FLOOR
               BOSTON, MASSACHUSETTS                        02111-2646
     (Address of Principal Executive Offices)               (Zip Code)

       Registrant's Telephone Number, including Area Code (617) 357-1460

                                ROBERT W. CROOK
                              ONE FINANCIAL CENTER
                                FIFTEENTH FLOOR
                        BOSTON, MASSACHUSETTS 02111-2646
                    (Name and address of agent for service)
                            ------------------------
                                   Copies to:

              Philip L. Kirstein, Esq.              Leonard B. Mackey, Jr., Esq.
          Merrill Lynch Asset Management                   Rogers & Wells
                   P.O. Box 9011                          200 Park Avenue
         Princeton, New Jersey 08543-9011             New York, New York 10166


               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

                  /x/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)

                  / / 60 days after filing pursuant to paragraph (a)
                  / / on (date) pursuant to paragraph (a)(i)
                  / / 75 days after filing pursuant to paragraph (a)(ii) / / on (date) pursuant to paragraph (a)(ii) of rule 485

               IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                        CALCULATION OF REGISTRATION FEE


                                                                              PROPOSED
                                                                              MAXIMUM
                                       AMOUNT OF     PROPOSED MAXIMUM       AGGREGATE          AMOUNT OF
     TITLE OF SECURITIES             SHARES BEING     OFFERING PRICE         OFFERING        REGISTRATION
       BEING REGISTERED               REGISTERED         PER SHARE             PRICE              FEE

Shares of Beneficial Interest, par
  value $0.10 per share...........     4,342,322           $9.87             $289,990*           $100



* The calculation of the maximum aggregate offering price is made as of February 21, 1996 pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of shares of beneficial interest redeemed or repurchased during the Registrant's previous fiscal year was 4,312,941. None of these shares have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during the Registrant's current fiscal year. 4,312,941 shares of beneficial interest redeemed during the Registrant's previous fiscal year are being used for the reduction of the registration fee in this post-effective amendment to the Registration Statement.



     THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON DECEMBER 21, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                     LOCATION
----------------------------------------------------------------  -----------------------------------------------
PART A
  Item 1.       Cover Page......................................  Cover Page
  Item 2.       Synopsis........................................  Fee Table
  Item 3.       Financial Highlights............................  Financial Highlights; Performance Data
  Item 4.       General Description of Registrant...............  Investment Objective; Investment Policies;
                                                                    Additional Information; Appendix
  Item 5.       Management of the Fund..........................  Investment Adviser; Management of the Fund;
                                                                    Portfolio Transactions; Additional
                                                                    Information
  Item 5A.      Management's Discussion of Fund Performance.....  *
  Item 6.       Capital Stock and Other Securities..............  Cover Page; Dividends; Net Asset Value; Taxes;
                                                                    Additional Information
  Item 7.       Purchase of Securities Being Offered............  Purchase of Shares; Exchange Privilege;
                                                                    Distributor; Additional Information
  Item 8.       Redemption or Repurchase........................  Redemption of Shares
  Item 9.       Pending Legal Proceedings.......................  *

PART B
  Item 10.      Cover Page......................................  Cover Page
  Item 11.      Table of Contents...............................  Table of Contents
  Item 12.      General Information and History.................  Additional Information
  Item 13.      Investment Objectives and Policies..............  Investment Objective and Policies; Investment
                                                                    Restrictions; Portfolio Transactions
  Item 14.      Management of the Fund..........................  Management of the Fund
  Item 15.      Control Persons and Principal Holders of
                  Securities....................................  Management of the Fund
  Item 16.      Investment Advisory and Other Services..........  Management of the Fund; Management and Advisory
                                                                    Arrangements; Distributor
  Item 17.      Brokerage Allocation and Other Practices........  Portfolio Transactions
  Item 18.      Capital Stock and Other Securities..............  *
  Item 19.      Purchase, Redemption and Pricing of Securities
                  Being Offered.................................  Distributor; Redemption of Shares
  Item 20.      Tax Status......................................  Dividends, Distributions and Taxes
  Item 21.      Underwriters....................................  Distributor
  Item 22.      Calculation of Performance Data.................  Performance Data
  Item 23.      Financial Statements............................  Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

---------------
* Item inapplicable or answer negative.

PROSPECTUS

                 MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND
            ONE FINANCIAL CENTER o BOSTON, MASSACHUSETTS 02111-2646
      FOR GENERAL INFORMATION AND PURCHASES CALL 617-357-1460 OR TOLL FREE
                                  800-225-1576
                            ------------------------

     Merrill Lynch Institutional Intermediate Fund (the 'Fund') is a diversified, open-end management investment company which seeks current income. The Fund intends to invest only in those assets (including assets subject to repurchase agreements) which will permit shares of the Fund to qualify both as 'liquid assets' under the regulations of the Office of Thrift Supervision in the Department of the Treasury ('OTS') and as an investment permitted by the regulations of the National Credit Union Administration. See 'Investment Policies' for a description of such investments.


     The Investment Adviser of the Fund is Merrill Lynch Asset Management, L.P. ('MLAM'). The Distributor of the Fund is Merrill Lynch Funds Distributor, Inc. ('MLFD'), a subsidiary of MLAM.



     The Fund is designed primarily as an economical and convenient means for the investment of funds by federal savings and loan associations and federal credit unions. The Fund may also be an appropriate vehicle for other entities such as corporations, investment bankers and brokers, insurance companies, investment counselors, pension funds, employee benefit plans, law firms, trusts, estates, and educational, religious and charitable institutions. The net asset value of the Fund's shares will fluctuate. Fund shares are sold and redeemed on each business day at net asset value without any sales or redemption charge. However, the Fund pays the Distributor a distribution fee for providing certain services in connection with the distribution of the Fund's shares. All net investment income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional shares or, at the option of the shareholder, paid in cash. Purchase orders where payment is to be made by Federal Funds wire must be submitted to MLFD, Boston, by telephone and payment must be remitted by Federal Funds wire directly to State Street Bank and Trust Company. While other forms of payment will also be accepted, purchase of shares will not be effected until Federal Funds are available. The minimum initial purchase is $25,000 per investor and the minimum subsequent purchase is $1,000. See 'Purchase of Shares,' page 10.

                            ------------------------


     This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in the Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated February 26, 1996 (the 'Statement of Additional Information'), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Fund at the above telephone numbers or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
   SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                  REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------
               MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR


               The date of this Prospectus is February 26, 1996.

                                   FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases.......                        None
  Deferred Sales Charge...........................                        None
  Sales Charge Imposed on Dividend
     Reinvestments................................                        None
  Redemption Fees.................................                        None
  Exchange Fee....................................                        None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
  Investment Advisory Fees........................                        0.40%
  12b-1 Fees......................................                        0.15
  Other Expenses
     Custodian Fees...............................          0.02%
     Shareholder Servicing Fees...................          0.05
     Other Fees...................................          0.34
                                                           -----
       Total Other Expenses.......................                        0.41%
                                                                        ------
TOTAL FUND OPERATING EXPENSES.....................                        0.96%
                                                                        ------
                                                                        ------



                                                                                  CUMULATIVE EXPENSES PAID FOR THE
                                                                                             PERIOD OF:
                                                                              ----------------------------------------
  EXAMPLE:                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                              ------    -------    -------    --------
An investor would pay the following expenses on a $1,000 investment assuming (1) an operating expense ratio of 0.96%, (2) a 5% annual return
  throughout the period and (3) redemption at the end of the period:.......    $ 10       $31        $53        $118


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. For a more detailed description of such costs and expenses, see 'Investment Adviser,' 'Redemption of Shares' and 'Purchase of Shares.'

     The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered a representation of past or future expenses, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example.

                              FINANCIAL HIGHLIGHTS


     The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, Independent Auditors. Financial Statements for the year ended October 31, 1995 and the Independent Auditors' report thereon are included in the Statement of Additional Information.


     The following per share data and ratios have been derived from information provided in the financial statements:


                                                                FOR THE YEAR ENDED OCTOBER 31,
                             -----------------------------------------------------------------------------------------------------
                              1995      1994       1993        1992        1991        1990        1989        1988        1987+
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
INCREASE (DECREASE) IN NET
  ASSET VALUE:
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
  of period................  $  9.60   $ 10.31   $  10.06    $   9.76    $   9.35    $   9.42    $   9.44    $   9.57    $   10.00
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
Investment income--net.....      .62       .55        .54         .62         .72         .77         .83         .80          .73
Realized and unrealized
  gain (loss) on
  investments--net.........      .22      (.71)       .25         .30         .41        (.07)       (.02)       (.13)        (.43)
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
Total from investment
  operations...............      .84      (.16)       .79         .92        1.13         .70         .81         .67          .30
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
Less dividends from
  investment income--net...     (.62)     (.55)      (.54)       (.62)       (.72)       (.77)       (.83)       (.80)        (.73)
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
Net asset value, end of
  period...................  $  9.82   $  9.60   $  10.31    $  10.06    $   9.76    $   9.35    $   9.42    $   9.44    $    9.57
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
TOTAL INVESTMENT RETURN:
Based on net asset value
  per share................     8.95%    (1.54)%     8.07%       9.66%      12.62%       7.75%       9.12%       7.29%        3.18%#
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
RATIOS TO AVERAGE NET
  ASSETS:
Expenses, excluding
  distributions fees.......      .81%      .68%       .65%        .67%        .66%        .60%        .55%        .50%         .44%*
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------

                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
Expenses...................      .96%      .83%       .80%        .82%        .81%        .75%        .70%        .65%         .59%*
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
Investment income--net.....     6.38%     5.55%      5.34%       6.24%       7.66%       8.24%       8.96%       8.36%        7.66%*
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)...........  $65,139   $81,407   $122,283     $94,798    $125,888    $151,891    $211,528    $303,530     $426,712
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
Portfolio turnover.........    47.90%   172.51%    204.80%     156.12%     202.11%      68.74%     306.69%     262.56%      406.66%
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------
                             -------   -------   --------    --------    --------    --------    --------    --------    ---------


------------------
* Annualized
+ The Fund commenced operations on November 6, 1986.
# Aggregate total investment return.

     Further information about the Fund's performance is contained in the Fund's Annual Report, which can be obtained, without charge, upon request.

                              INVESTMENT OBJECTIVE


     The Fund's objective is to seek current income. The Fund intends to invest only in assets (including assets subject to repurchase agreements) that qualify both as 'liquid assets' under the regulations of OTS and as investments permitted by the Federal Credit Union Act and the regulations of the National Credit Union Administration ('Permitted Investments'), as such regulations may be in effect from time to time. Accordingly, the Fund will invest in a security which constitutes a 'liquid asset' only if it also constitutes a Permitted Investment and will invest in a security which constitutes a Permitted Investment only if it also constitutes a 'liquid asset.' Moreover, 'Eligible Investments' for the Fund will consist of securities which constitute both 'liquid assets' and Permitted Investments and which, in accordance with such regulations, also may be included in the portfolio of an open-end management investment company the shares of which qualify as 'liquid assets' or as Permitted Investments. The Appendix (page 20) hereto contains those provisions of the statutes and regulations in effect on the date hereof describing assets in which investment companies, the shares of which qualify as 'liquid assets' or Permitted Investments, may invest. The Fund may invest in any assets which become Eligible Investments, and will sell any assets which lose their status as Eligible Investments within the time required by the regulation which rescinds that status. The investment objective of the Fund described in this paragraph is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the objective will be realized.



     The Investment Adviser intends to actively manage the Fund's portfolio to seek to take advantage of market opportunities and to reduce the adverse effect of price volatility. This portfolio strategy is not a fundamental policy and may be modified by the Board of Trustees of the Fund without the approval of the Fund's shareholders.

     The net asset value of the Fund's shares will fluctuate. An increase in interest rates will generally reduce the value of the Fund's investments and a decline in interest rates will generally increase their value. If there are unusually heavy redemption requests because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, in these circumstances the Fund is permitted to borrow from banks amounts up to 10% of the value of its net assets and believes that such borrowings would help mitigate any adverse effects and would make such a sale of its portfolio securities unlikely. The Fund will not purchase portfolio securities while any borrowings are outstanding. See 'Investment Restrictions' in the Statement of Additional Information.

                              INVESTMENT POLICIES

     Shares of open-end management investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940 ('registered investment companies') whose entire portfolios are restricted by their investment policy, changeable only by shareholder vote, to certain assets that would qualify as liquid investments if owned directly by savings associations, may be used by savings associations to meet their liquidity requirements. The Fund has been informed by the Federal Home Loan Bank Board (predecessor of the OTS), that savings associations, in reliance on an opinion of counsel, could treat Fund shares as 'liquid assets' and could invest in Fund shares without percentage of assets limitations. Section 401(h) of the Financial Institutions Reform, Recovery, and Enforcement Act of 1989, P. L. 101-73 ('FIRREA'), provides that all orders, resolutions, determinations and regulations which had been issued by the Federal Home Loan Bank Board and were in effect on the date FIRREA took effect (August 9, 1989), shall continue in effect until modified, terminated, set aside or superseded by the director of the OTS. The determination of the Federal Home Loan Bank Board with respect to the treatment of Fund shares as 'liquid assets' was in effect on August 9, 1989 and has not been modified, terminated, set aside or superseded. Thus, investments in shares of the Fund can be utilized to satisfy the liquidity requirements of the OTS regulations. In addition, the National Credit Union Administration has taken the position that federal credit unions may invest indirectly in investments in which they may invest directly by purchasing shares of registered investment companies which invest solely in Permitted Investments. The Fund has received an opinion of counsel to the effect that shares of the Fund qualify as an investment permitted by Sections 107(7) and (8) of the Federal Credit Union Act.

     Under the regulations described above, the Fund presently may invest in such assets as obligations issued or fully guaranteed as to interest and principal by the U.S. government maturing in five years or less; obligations maturing in five years or less issued or fully guaranteed as to interest and principal by certain U.S. government agencies; bankers' acceptances maturing in nine months or less issued by a bank the deposits of which are insured by the Federal Deposit Insurance Corporation ('FDIC'); negotiable certificates of deposit maturing in one year or less issued by a bank or savings association the deposits of which are insured by the FDIC; and obligations of state and local governments maturing in two years or less. Included among such obligations maturing in five years or less will be obligations the Fund commits to purchase on a when-issued basis, with the commitment being made in excess of five years prior to the maturity date of the obligation.

     Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in securities that have a dollar weighted average maturity of between three and five years. The balance of the Fund's assets will be invested in Eligible Investments with shorter maturities. Under unusual market or economic conditions, however, the Fund for temporary defensive purposes may invest up to 100% of its assets in Eligible Investments with shorter maturities, or the Fund may hold its assets in cash.

     The following is a description of certain securities in which the Fund may invest:

          Government Securities: Certain government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Investment Adviser is satisfied that the credit risk with respect to the issuers is minimal.

          Bank Obligations: The Fund may invest in certificates of deposit and bankers' acceptances of the 50 largest commercial banks in the United States (measured by total assets as shown by their most recent annual financial statements) and, with respect to up to 5% of its net assets, certificates of deposit issued by other commercial banks and by savings associations if the deposits of that commercial bank or savings association are insured by the FDIC; provided that the Fund may invest only in certificates of deposit and bankers' acceptances issued by institutions whose outstanding securities are rated in the top three categories by a nationally recognized rating agency. The Fund may invest in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks. Investment in such deposits involves somewhat different risks from those affecting deposits in United States branches of such banks. These risks, which might adversely affect the payment of principal and interest on such deposits, include future political and economic developments, the possibility that a foreign jurisdiction might impose withholding taxes on interest income payable on such deposits, the possible seizure or nationalization of foreign deposits or the possible adoption of foreign governmental restrictions, such as exchange controls.

          Obligations of State and Local Governments: The Fund may invest in obligations of state and local governments rated in one of the four highest rating categories by a nationally recognized rating agency. Obligations in the lowest of those categories are considered to have some speculative characteristics.

          Repurchase Agreements; Purchase and Sale Contracts: The Fund may invest in Eligible Investments subject to repurchase agreements, and in Treasury obligations subject to purchase and sale contracts, with any member bank of the Federal Reserve System or primary dealer in U.S. Government securities. Under such instruments, the purchaser (i.e., the Fund) acquires ownership of the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at the mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligations, whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent on intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements or purchase and sale contracts, except as described below under 'Investment Restrictions.'


          Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements, which involve the sale of Eligible Investments with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Fund will utilize reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. A separate account of the Fund will be established with its custodian bank consisting of cash or U.S. Government securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest. Entry into reverse repurchase agreements is considered to be a form of borrowing subject to the limitations described under 'Investment Restrictions' below. The Fund does not presently expect to enter into reverse repurchase agreements.

          Forward Commitments: To the extent permitted by the regulations, the Fund may purchase or sell securities on a when-issued or forward commitment basis at fixed purchase or sale terms with periods of up to 45 days between commitment and settlement date. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. The Fund will maintain a separate account at its custodian bank consisting of cash or U.S. Government securities (valued on a daily basis) equal at all times to the amount of the forward commitment. As of the date of this Prospectus, the Fund is not permitted under the OTS regulations to purchase or sell securities on a forward commitment basis. The Fund may, however, purchase securities issued by the U.S. Government, its agencies and instrumentalities on a when-issued basis, provided that the period between the date on which the when-issued transaction is entered into and the date on which the securities being purchased are to be issued is less than 30 days.

          Lending Portfolio Securities: The Fund may lend its portfolio securities with a value not exceeding 33 1/3% of its total assets to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which qualify as permitted portfolio securities as described above. The collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaded securities. During the period of the loans, the Fund receives the income on the loaned securities and either receives the income on the collateral or other compensation, i.e., a negotiated loan premium or fee, for entering into the loan, thereby increasing its yield. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

          Investment Restrictions:  The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. Among the more significant restrictions, the Fund may not (1) invest more than 25% of its total assets in the securities of issuers in any particular industry (other than U.S. Government securities or Government agency securities); (2) purchase the securities of any one issuer, other than the U.S. Government or Government agencies, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer; (3) purchase more than 10% of the outstanding voting securities of an issuer; (4) enter into repurchase agreements or purchase and sale contracts, or purchase non-negotiable time deposits, with more than seven days to maturity, or purchase any security with legal or contractual restrictions on resale or for which no readily available market exists, if it would result in the investment of more than 10% of the value of the Fund's net assets in such instruments; or (5) issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from a bank or enter into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings (the Fund will not purchase portfolio securities when any such borrowings are outstanding).

                               INVESTMENT ADVISER


     Merrill Lynch Asset Management, L.P. ('MLAM'), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser for the Fund. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ('FAM'), acts as the investment adviser for over 130 other registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of January 31, 1996, MLAM and FAM had a total of approximately $202.8 billion in investment company and other portfolio assets under management.


     Subject to the general supervision of the Board of Trustees of the Fund, the Investment Adviser renders investment advice and is responsible for the overall management of the Fund's business affairs.

     The Fund pays the Investment Adviser a monthly fee at the annual rate of 0.40% of the average daily net assets of the Fund. In addition, the Investment Advisory Agreement obligates the Fund to pay certain expenses incurred in its operations including, among other things, the investment advisory fee, legal and audit fees, registration fees, unaffiliated trustees' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information.


     The Investment Adviser has agreed that, in the event the operating expenses of the Fund (including the fees payable to the Investment Adviser but excluding taxes, interest, brokerage and extraordinary expenses) for any fiscal year exceed the expense limitations applicable to the Fund imposed by state securities laws or any published regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations, will annually reimburse the Fund in the amount of such excess.


     MLAM received $271,378, or 0.40% of the Fund's average net assets, in investment advisory fees from the Fund during the Fund's fiscal year ended October 31, 1995. For the same period, total expenses of the Fund were $649,653, or 0.96% of average net assets.


     Jay C. Harbeck has served as the Fund's Portfolio Manager since January 1, 1992, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1986.

                                  DISTRIBUTOR


     The principal underwriter and distributor of shares in the Fund is Merrill Lynch Funds Distributor, Inc. (the 'Distributor'), a wholly-owned subsidiary of the Investment Adviser. The address of the Distributor is One Financial Center, Fifteenth Floor, Boston, MA 02111-2646. The Distributor makes a continuous offering of the Fund's shares.


     The Fund has adopted a Distribution and Shareholder Servicing Plan (the 'Plan') in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Fund pays the Distributor a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets in order to compensate the Distributor for services it provides and expenses it bears. Under its Distribution Agreement with the Fund, the Distributor bears certain distribution-related expenses of the Fund, including payments to securities dealers with whom the Distributor has entered into selected dealer agreements ('Selected Dealers'), including Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch') and Broadcort Capital, Inc., an affiliate of Merrill Lynch. Such payments are intended to compensate Selected Dealers for their services in connection with the distribution of the Fund's shares, which consist in part of providing compensation to financial consultants for selling shares of the Fund. In addition, the Distributor pays the cost and expenses of printing and distributing any copies of any prospectuses, statements of additional information and annual and interim reports of the Fund (after such items have been prepared and set in type) which are used in connection with the offering of shares to Selected Dealers or investors, and the cost and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by Selected Dealers in connection with the offering of the shares for sale to the public. The Plan is designed, in part, to permit the investor to purchase shares through Selected Dealers without assessment of a front-end sales load and at the same time to permit a Selected Dealer to pay its financial consultants a commission on sale of the shares. During the year ended October 31, 1995, the distribution fee paid by the Fund under the Plan totalled $101,765, all of which was paid to Merrill Lynch for providing distribution-related services in connection with Fund shares.



     Information with respect to the distribution-related revenues and expenses is presented to the trustees for their consideration in connection with their deliberations as to the continuance of the Distribution Plan. This information is presented annually as of December 31 of each year on a 'fully allocated accrual' basis and quarterly on a 'direct expense and revenue/cash' basis. On the fully allocated accrual basis, revenues consist of the distribution fees and certain other related revenues and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the distribution fees and the expenses consist of financial consultant compensation. As of December 31, 1994, the last date for which fully allocated accrual data is available, the fully allocated accrual expenses incurred by the Distributor and Merrill Lynch since the Fund commenced operations on November 6, 1986 exceeded revenues for such period by $1,506,000 (2.21% of net assets at that date). As of December 31, 1995, direct cash revenues for the period since the commencement of operations exceeded direct expenses by $619,728 (0.97% of net assets at that date).


     The Fund has no obligation with respect to unreimbursed distribution expenses incurred by the Distributor and there is no assurance that the trustees of the Fund will approve the continuance of the Plan from year to year. However, the Distributor intends to seek annual continuance of the Plan.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

     The Board of Trustees of the Fund consists of seven individuals, five of whom are not interested persons of the Fund as defined in the Investment Company Act of 1940. The trustees of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on directors of investment companies by the Investment Company Act of 1940. The Board of Trustees elects officers annually.

     The trustees of the Fund are:

     ROBERT W. CROOK,* Senior Vice President of the Investment Adviser and of the Distributor.

     DAVID ALMY, President of McCall & Almy, Inc.

     A. BRUCE BRACKENRIDGE, Retired Group Executive of J.P. Morgan & Co., Inc.

and Morgan Guaranty Trust Company; Director of Parsons School of Design.


     CHARLES C. CABOT, JR., Partner in the law firm of Sullivan & Worcester.

     TERRY K. GLENN,* Executive Vice President of the Investment Adviser, President and Director of the Distributor and Executive Vice President of FAM.


     GEORGE W. HOLBROOK, JR., President of Bradley Resources Company.

     W. CARL KESTER, Professor of Business Administration, Harvard University Graduate School of Business Administration.

------------------
* Interested person of the Fund, as defined in the Investment Company Act of 1940.

     As described under the caption 'Investment Adviser,' the Investment Adviser has assumed responsibility for the actual management of the business affairs of the Fund, subject to the general supervision of the Fund's Board of Trustees. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for portfolio management of the Fund. Each trustee who is not an officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will be paid $6,000 annually in his capacity as trustee and all trustees will be reimbursed for any expenses incurred in attending meetings of the Fund's Board of Trustees or any committee thereof. No officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will receive any compensation from the Fund for acting as a trustee or officer of the Fund. The Fund will require no employees other than its officers, all of whom will be compensated by the Investment Adviser or the Distributor.

                                 CODE OF ETHICS

     The Board of Trustees of the Fund has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 which incorporates the Code of Ethics of the Investment Adviser (together, the 'Codes'). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as Government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a 'hot' initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading 'blackout periods' which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                               PURCHASE OF SHARES

     Shares will be offered continuously for sale by the Distributor. The price per share is the net asset value per share, with no sales charge being imposed at the time of purchase (for distribution charges, see 'Distributor'). The Fund will effect orders to purchase its shares on each day that the New York Stock Exchange and State Street Bank and Trust Company ('State Street Bank') are open for business. The offering price of purchase orders received prior to the regular close of the New York Stock Exchange (generally, 4:00 P.M., Boston time) will be based on the net asset value determined as of the close of the New York Stock Exchange on the day the order is placed with the Distributor. Purchase orders received by the Distributor after such time will be effected at the close of trading on the next business day. A purchase order does not become effective until Federal Funds are received by State Street Bank or other forms of payment are converted by State Street Bank (at no charge to the investor) into Federal Funds. The minimum initial purchase is $25,000. No minimum balance need be maintained and the subsequent purchases must be at least $1,000. The Fund or the Distributor may at any time suspend the continuous offering of the Fund's shares to the general public and may thereafter resume such offering from time to time.

     THE FUND STRONGLY RECOMMENDS THE USE OF FEDERAL FUNDS TO PURCHASE SHARES BECAUSE, WHILE THE OTHER FORMS OF PAYMENT DESCRIBED BELOW WILL ALSO BE ACCEPTED, PURCHASE ORDERS DO NOT BECOME EFFECTIVE UNTIL FEDERAL FUNDS ARE AVAILABLE.

     PURCHASES OF FUND SHARES MAY BE MADE IN ANY ONE OF THE FOLLOWING MANNERS:

PURCHASE BY FEDERAL FUNDS WIRE

     Federal Funds are monies credited to a bank's account with a Federal Reserve Bank. To purchase shares of the Fund by wiring Federal Funds, the investor must first telephone the Distributor in Boston (toll free 800-225-1576) to receive a wire order number. On the telephone the following information will be requested by the Distributor: name of investor, address, tax identification number, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by the investor to its bank to wire transfer Federal Funds to State Street Bank and Trust Company--Boston, Attention: Merrill Group, Credit Merrill Lynch Institutional Intermediate Fund, Wire Order Number:
(Assigned by Fund), and the investor's name and account number.

     The Fund has a procedure designed to facilitate the purchase of shares by Federal Funds wire. If a purchase order for shares is received prior to 12:00 Noon, Boston time, and payment in Federal Funds is received by State Street Bank by the close of the Federal Funds wire on the day the purchase order is received, the order will be effected that day as of 4:00 P.M., Boston time. Dividends will accrue starting on the day the order is effected.

      If a purchase order is received after 12:00 Noon, Boston time, and payment in Federal Funds is received by State Street Bank by the close of the Federal Funds wire on the day the purchase order is received, the order will be effected that day as of 4:00 P.M., Boston time, but dividends will not accrue until the following business day. Consequently, the Fund strongly recommends that you place your order before 12:00 Noon, Boston time.

PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT


     Purchase orders for which remittance is to be made by check or Federal Reserve Draft must be submitted directly by mail to State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, together with payment for the purchase price of such shares and, in the case of a new account, a completed Account Application (see page 29). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. CHECKS AND FEDERAL RESERVE DRAFTS SHOULD BE MADE PAYABLE TO MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND. Money transmitted by check normally will be converted into Federal Funds within two business days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next business day and the investor's order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor's money will not be invested and, therefore, will not be earning dividends.

GENERAL

     All funds will be fully invested in full and fractional shares. To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through the Distributor to have State Street Bank provide subaccounting services. Institutions wishing to open multiple or subaccounts may obtain additional Account Application forms by telephoning the Distributor in Boston.

     The issuance of shares is recorded on the books of the Fund, and, to avoid additional operating costs and for investors' convenience, certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. State Street Bank, the transfer agent, will send to each shareholder of record a monthly statement and a statement of shares of the Fund owned after each purchase or redemption relating to such shareholder.

     State Street Bank is closed on certain holidays on which the New York Stock Exchange is open. These holidays are Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veterans Day (November

11). Investors are not able to purchase shares by wiring Federal Funds on such holidays because State Street Bank is not open to receive such funds on behalf of the Fund. Investors whose checks are received one business day prior to a holiday will have the proceeds of the check invested in shares of the Fund on the next day on which State Street Bank is open for business. Also, investors will not be able to have redemption proceeds wired to their banks on these days. The Fund's offices will be open on these days, however, and all phones will be operative. The Fund's staff will be available to process redemption orders and take orders for next business day purchases.

     THE FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER FOR FUND SHARES.

                              REDEMPTION OF SHARES

     Upon receipt by State Street Bank of a proper redemption request (indicating the name and account number of the shareholder and the dollar amount or number of shares to be redeemed), the Fund will redeem shares at their next determined net asset value, without charge. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market values of the securities held by the Fund at that time. See 'Net Asset Value.' Shareholders may use either the ordinary or, if they elect, the expedited redemption procedure described below. If in utilizing either of the redemption procedures the shareholder redeems all shares owned, dividends accrued for the month to date will be simultaneously remitted by check.

EXPEDITED REDEMPTION PROCEDURE

     Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests to State Street Bank by telephone (toll free 800-225-5150; in Massachusetts 800-972-5555) or by mail (P.O. Box 8500,
Boston, Massachusetts 02266-8500) (without signature guarantee (as described in Rule 17Ad-15 of the Securities Exchange Act of 1934)) and have the proceeds sent by a Federal Funds wire to a previously designated bank or trust company account. The minimum amount to be wired is $1,000. A proper redemption request which is received by State Street Bank prior to 4:00 P.M., Boston time, will be effected immediately after 4:00 P.M., Boston time, on that day. The redemption proceeds will be wired on the next business day following receipt of the redemption request that State Street Bank and the New York Stock Exchange are open for business.


     In order to utilize the expedited redemption procedure, all shares must be held in non-certificated form in the shareholder's account. In addition, an Account Application (page 29) with the expedited payment authorization section properly completed must be on file with State Street Bank before an expedited redemption request is submitted. This form requires a shareholder to designate the bank or trust company account to which its redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. Shares purchased other than by Federal Funds wire may not be redeemed by the expedited procedure until 15 calendar days after the purchase of such shares but may be redeemed pursuant to the ordinary redemption procedure during such period.

ORDINARY REDEMPTION PROCEDURE

     If this method of redemption is used, the shareholder may submit his redemption request in writing to State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500. The Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to the shareholder at the address on such shareholder's Account Application. Such checks will normally be sent out within one business day, but in no event more than seven days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares, State Street Bank must have received such certificates. A shareholder's signature must be guaranteed by an 'eligible guarantor institution' as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, the existence and validity of which may be verified by State Street Bank through the use of industry publications. A notary public is not an acceptable guarantor. In certain instances, State Street Bank may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to, trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact State Street Bank.

                                   DIVIDENDS

     It is the Fund's intention to distribute all its net investment income. Dividends from such net investment income are declared daily and paid monthly. The Fund's net investment income for dividend purposes is determined immediately prior to 4:00 P.M., Boston time. Immediately after each such determination, and prior to 4:00 P.M., Boston time, the Fund will declare a dividend to qualified shareholders of record of its net investment income payable to shareholders of record as of 4:00 P.M., Boston time (see 'Purchase of Shares'). Therefore, a qualified shareholder will receive the dividend declared on the day its purchase order is effected and all shareholders will receive the dividend declared on the day their redemption order is effected. All net realized long- or short-term capital gains, if any, will be distributed to shareholders annually after the close of the Fund's fiscal year. Dividends and distributions are automatically reinvested in additional Fund shares at net asset value and credited to the shareholder's account or, at the shareholder's option, paid in cash.


     Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application (page 29). Such cash dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State

Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends and distributions are taxable to shareholders whether distributed in cash or reinvested in additional shares. See 'Taxes' below.

                                NET ASSET VALUE


     The net asset value per share of the Fund is determined at the regular close of the New York Stock Exchange (generally, 4:00 P.M., Boston time) on days on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on national holidays (other than Martin Luther King Day, Columbus Day and Veterans Day) and Good Friday. The net asset value per share is determined by adding the value of all securities and other assets in the portfolio, deducting its liabilities and dividing by the number of shares outstanding. The value of the Fund's portfolio securities will be determined on the basis of fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. In determining fair value, securities for which market quotations are readily available are valued at market value. The value of the Fund's portfolio securities traded in the over-the-counter markets will be valued at the most recent bid price or yield equivalent as obtained from dealers who make a market in the securities. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method of valuation. As described under 'Purchase of Shares,' State Street Bank, the Fund's transfer agent, is closed on certain days the New York Stock Exchange is open. On such days purchase orders will not be processed.


                                     TAXES

     The Fund has qualified for the special tax treatment afforded regulated investment companies ('RICs') under the Internal Revenue Code of 1986, as amended (the 'Code'), and intends to continue to qualify for such treatment. If it so qualifies, in any year in which it distributes at least 90% of its investment company taxable income, the Fund (but not its shareholders) will be relieved of Federal income tax on the amount it distributes to shareholders. The Fund contemplates declaring as dividends 100% of its taxable net investment income. See 'Dividends.' If in any taxable year the Fund does not qualify as a RIC, all of its taxable income will be taxed to the Fund at corporate rates. Dividends paid by the Fund from its investment income and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income. Distributions made from net realized long-term capital gains are taxable to shareholders as long-term capital gains. Dividends and distributions will be taxable to shareholders as ordinary income or capital gains, whether received in cash or reinvested in additional shares of the Fund. State Street Bank, the Fund's transfer agent, will send each shareholder a monthly dividend statement which will include the amount of dividends paid and identify whether such dividends represent ordinary income or capital gains.



     The Fund may be subject to a 4% excise tax on a portion of its undistributed income. To avoid the tax, the Fund must distribute annually at least 98% of its adjusted taxable ordinary income for the calendar year and at least 98% of its capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, in the previous year. The excise tax is imposed on the amount by which the Fund does not meet the foregoing distribution requirements. Any dividend declared by the Fund in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by each shareholder on December 31 of such year and to have been paid by the Fund not later than December 31 of such year, provided that such dividend is actually paid by the Fund during January of the following year.


     Some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ('backup withholding'). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. An investor, when establishing an account, must certify under penalty of perjury that such number is correct and that he is not otherwise subject to backup withholding.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     The Statement of Additional Information describes in greater detail the effects of these and other provisions of the Code on the Fund and its shareholders.

     Certain states exempt from state income taxation dividends paid by RICs which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax. The Fund intends to provide shareholders annually with information relating to the Fund's income and assets necessary to permit shareholders to determine whether and to what extent their dividend income from the Fund is exempt from their state's income tax.

     Shareholders are urged to consult their tax advisors as to whether any portion of the dividends they receive from the Fund are exempt from state income taxes and as to any other specific questions as to Federal, foreign, state or local taxes. Foreign investors should also consider applicable foreign taxes in their evaluation of an investment in the Fund.

                             PORTFOLIO TRANSACTIONS

     The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the trustees of the Fund, the Investment Adviser is primarily responsible for the Fund's portfolio decisions and placing of the Fund's portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved and the provision of supplemental investment research by the firm. Although the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     The Eligible Investments which the Fund purchases are traded primarily in the over-the-counter market. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Eligible Investments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions. Affiliated persons of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis. The Fund may purchase securities from any underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940. Of the securities in which the Fund invests, generally only U.S. Government agency securities and securities issued by any State, territory or possession or political subdivision are sold in underwritings.


PORTFOLIO TURNOVER



     The Investment Adviser effects portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund, and may increase the percentage of the Fund's distributions which are taxable to shareholders as ordinary income. In addition, if gains on certain securities held by the Fund for less than three months exceed 30% of the Fund's annual gross income for Federal income tax purposes, the Fund's status as a regulated investment company under the Code may be jeopardized. See 'Taxes.' As a result of volatility in interest rates during 1994, the Fund's portfolio turnover rate for the fiscal year ended October 31, 1994 was 172.51%. The Fund's portfolio turnover rate for the fiscal year ended October 31, 1995 was 47.90%.


                               EXCHANGE PRIVILEGE


     Shareholders of the Fund may exchange their shares for shares of any one of four portfolios of Merrill Lynch Funds For Institutions Series--Merrill Lynch Treasury Fund, Merrill Lynch Government Fund, Merrill Lynch Institutional Fund or Merrill Lynch Institutional Tax-Exempt Fund (collectively referred to as the 'funds')--on the basis described below. In order to qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the funds offers to exchange its shares for shares of the Fund, on the basis of relative net asset value per share. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of the Fund, all dividends accrued on such shares for the month to date will be automatically reinvested in the new fund. Before effecting an exchange, shareholders of the Fund should obtain the currently effective prospectus of the fund for which shares are being exchanged. The investment objectives of Merrill Lynch Treasury Fund are to seek current income consistent with liquidity and security of principal from investment in direct obligations of the U.S. Treasury. The investment objectives of Merrill Lynch Government Fund are to seek current income consistent with liquidity and security of principal from investment in securities issued by the U.S. Government, its agencies and instrumentalities, and in repurchase agreements secured by such obligations. The investment objectives of Merrill Lynch Institutional Fund are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality, short-term 'money market' instruments. The investment objectives of Merrill Lynch Institutional Tax-Exempt Fund are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality municipal bonds. An exchange between funds pursuant to the Exchange Privilege is treated as a sale for Federal income tax purposes and, depending upon the circumstances, a short- or long-term capital gain or loss may be realized. The Exchange Privilege may be modified or terminated at any time.

     To exercise the Exchange Privilege, shareholders should contact the Distributor in Boston. A shareholder may make exchanges by telephone, provided that (i) it has elected the telephone exchange option on the Account Application, (ii) the registration of the account for the new fund will be the same as for the Fund, and (iii) the shares to be registered are not in certificate form. To make exchanges by telephone, a shareholder should call the

Distributor toll free at 800-225-1576. The shareholder should identify himself by name and account number and give the name of the fund into which it wishes to make the exchange and the number of shares it wishes to exchange. The shareholder also may write to State Street Bank requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC or by a trust company or a member firm of a domestic securities exchange. The Fund reserves the right to require a properly completed Exchange Application.

                                PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.


     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the net asset value per share on the last day of the period. The standardized yield for the 30-day period ended October 31, 1995 was 5.08%.


     The Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

     Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, the Fund may compare its performance to performance data published by Morningstar Publications, Inc., Lipper Analytical Services, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. From time to time, the Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     Under the Declaration of Trust, the trustees are authorized to issue an unlimited number of full and fractional shares of a single class with a par value of $.10 per share and to divide or combine such shares into a greater or lesser number of shares. All shares have equal voting rights, and each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund and in net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of the Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion or similar rights, and be freely transferable. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares having voting rights. Except as set forth above, the trustees will continue to hold office and appoint successor trustees. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all of the trustees of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any trustees. Holders of shares of the Fund are entitled to redeem their shares as set forth under 'Redemption of Shares.' No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund.

CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, is the Fund's custodian, transfer agent and dividend disbursing agent.

COUNSEL AND INDEPENDENT AUDITORS

     Rogers & Wells, counsel to the Fund, passes upon legal matters for the Fund in connection with the shares offered by this Prospectus. Deloitte & Touche LLP are the independent auditors of the Fund.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on October 31 of each year. The Fund issues to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements which are audited by the independent auditors.


ADDITIONAL INFORMATION


     This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Statement of Additional Information, dated February 26, 1996, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                ---------------

     The Fund was organized as an unincorporated business trust under the laws of Massachusetts on September 10, 1986. Its executive offices are located at One Financial Center, Boston, Massachusetts 02111-2646 (telephone toll free 800-225-1576).

     The Declaration of Trust establishing the Fund, dated September 10, 1986, a copy of which, together with all amendments thereto (the 'Declaration'), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name 'Merrill Lynch Institutional Intermediate Fund' refers to the trustees under the Declaration collectively as trustees, but not as individuals or personally; and no trustee, shareholder, officer, employee or agent of the Fund may be held to any personal liability, nor may resort be had to their private property for the satisfaction of any obligation or claim otherwise in connection with the affairs of the Fund but the Fund's property only shall be liable.

                                    APPENDIX
                    OFFICE OF THRIFT SUPERVISION REGULATIONS

     The regulations adopted by the Office of Thrift Supervision, as currently in effect, define 'liquid assets' to include shares in any open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, while the portfolio of such company is restricted by its investment policy, changeable only by vote of the shareholders, to investments (including such investments held pursuant to repurchase agreements) described below:

          (1) Time deposits in a Federal Home Loan Bank, the Bank for Savings and Loan Associations, Chicago, Illinois, or the Savings Banks Trust Company, New York, New York;

          (2) Except as the Office may otherwise direct in a specific case, obligations of the United States maturing in 5 years or less;

          (3) Obligations with 5 years or less remaining until maturity, issued, or fully guaranteed as to principal and interest, by:

             (i) A Federal Home Loan Bank(s);

             (ii) The Federal National Mortgage Association;

             (iii) The Government National Mortgage Association;

             (iv) A Bank(s) for Cooperatives, including the National Bank for Cooperatives or the United Bank for Cooperatives;

             (v) A Farm Credit Bank(s);

             (vi) The Tennessee Valley Authority;

             (vii) The Export-Import Bank of the United States;

             (viii) The Commodity Credit Corporation;

             (ix) The Federal Financing Bank;

             (x) The Student Loan Marketing Association;

             (xi) The Federal Home Loan Mortgage Corporation; or

             (xii) The National Credit Union Administration;

          (4) Savings accounts of an insured financial institution, including loans of unsecured day(s) funds to an insured financial institution (i.e., Federal funds or similar unsecured loans), if:

             (i) Except for loans of unsecured day(s) funds, such accounts are
        (A) negotiable and will mature in one year or less, (B) not negotiable and will mature in 90 days or less, or (C) not withdrawable without notice and the notice periods do not exceed 90 days;

             (ii) Loans of unsecured day(s) funds will mature in 6 months or less; and

             (iii) The priority of claims of a lender of unsecured day(s) funds is not subordinate to claims of depositors in the borrower thereof;

          (5) Bankers' acceptances of an insured financial institution if:

             (i) The total of all such acceptances of the same financial institution held by the same savings association does not exceed one-fourth of 1 percent of total deposits of such financial institution (as shown by its last published statement of condition preceding the date of acceptance);

             (ii) Such acceptances will mature in 9 months or less;

          (6) Obligations of or obligations issued by (other than gold-related obligations) any state, territory or possession of the United States or political subdivision thereof, including any agency, corporation or instrumentality of a state, territory, possession or political subdivision:
     Provided, That:

             (i) Such obligations continue to meet the requirements of Sec. 545.72(a) of this chapter; and

             (ii) Such obligations will mature in 2 years or less;

          (7) Promissory notes issued to and made to the order of an insured financial institution by the Savings Association Insurance Fund or the Bank Insurance Fund; and

          (8) Corporate debt obligations and commercial paper denominated in dollars, Provided, That:

             (i) Such corporate debt obligations (A) continue to be rated in one of the four highest categories by the most recently published rating of such obligations by a nationally recognized investment rating service,
        (B) are marketable as defined by Sec. 541.7 of this part, (C) will mature in three years or less, and (D) are not convertible to common stock;

             (ii) Such commercial paper (A) continues to be rated in one of the two highest categories by the most recently published rating of such paper by two nationally recognized investment rating services, or, if unrated, is guaranteed by a company having outstanding paper that is so rated, (B) will mature in 270 days or less; and

          Provided, That an amount not in excess of one percent of such institution's assets invested in eligible corporate debt obligations or commercial paper of a single issuer shall be counted as a liquid asset.


FEDERAL CREDIT UNIONS-PERMITTED INVESTMENTS

     A Federal Credit Union may invest:

          (1) in loans exclusively to members;

          (2) in obligations of the United States of America, or securities fully guaranteed as to principal and interest thereby;

          (3) in accordance with rules and regulations prescribed by the Board, in loans to other credit unions in the total amount not exceeding 25 per centum of its paid in and unimpaired capital and surplus;

          (4) in shares or accounts of savings and loan associations or mutual savings banks, the accounts of which are insured by the Federal Savings and Loan Insurance Corporation or the Federal Deposit Insurance Corporation;

          (5) in obligations issued by banks for cooperatives, Federal land banks, Federal intermediate credit banks, Federal home loan banks, the Federal Home Loan Bank Board, or any corporation designated in section 9101(3) of Title 31 as a wholly owned Government corporation; or in obligations, participations, or other instruments of or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association or the Government National Mortgage Association; or in mortgages, obligations, or other securities which are or ever have been sold by the Federal Home Loan Mortgage Corporation pursuant to section 1454 or section 1455 of this title; or in obligations or other instruments or securities of the Student Loan Marketing Association; or in obligations, participations, securities, or other instruments of, or issued by, or fully guaranteed as to principal and interest by any other agency of the United States and a Federal credit union may issue and sell securities which are guaranteed pursuant to section 1721(g) of this title;

          (6) in participation certificates evidencing beneficial interests in obligations, or in the right to receive interest and principal collections therefrom, which obligations have been subjected by one or more Government agencies to a trust or trusts for which any executive department, agency, or instrumentality of the United States (or the head thereof) has been named to act as trustee;

          (7) in shares or deposits of any central credit union in which such investments are specifically authorized by the board of directors of the Federal credit union making the investment;

          (8) in shares, share certificates, or share deposits of federally insured credit unions;

          (9) in the shares, stocks, or obligations of any other organization, providing services which are associated with the routine operations of credit unions, up to 1 per centum of the total paid in and unimpaired capital and surplus of the credit union with the approval of the Board:

     Provided, however, That such authority does not include the power to acquire control directly or indirectly, of another financial institution, nor invest in shares, stocks or obligations of an insurance company, trade association, liquidity facility or any other similar organization, corporation, or association, except as otherwise expressly provided by this chapter;

          (10) in the capital stock of the National Credit Union Central Liquidity Facility;

          (11) investments in obligations of, or issued by, any State or political subdivision thereof (including any agency, corporation, or instrumentality of a State or political subdivision), except that no credit union may invest more than 10 per centum of its unimpaired capital and surplus in the obligations of any one issuer (exclusive of general obligations of the issuer);

          (12) in deposits in national banks and in State banks, trust companies, and mutual savings banks operating in accordance with the laws of the State in which the Federal credit union does business, or in banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation, and for Federal credit unions or credit unions authorized by the Department of Defense operating suboffices on American military installations in foreign countries or trust territories of the United States to maintain demand deposit accounts in banks located in those countries or trust territories, subject to such regulations as may be issued by the Board and provided such banks are correspondents of banks described in this paragraph; and

          (13) in securities that are offered and sold pursuant to section 77d(5) of Title 15; or that are mortgage related securities (as that term is defined in section 78c(a)(41) of Title 15), subject to such regulations as the Board may prescribe, including regulations prescribing minimum size of the issue (at the time of initial distribution) or minimum aggregate sales prices, or both.

     The regulations reproduced below govern the investment powers of Federal Credit Unions:

12 C.F.R. SECTION 703.2 DEFINITIONS

     Adjusted trading means any method or transaction used to defer a loss whereby a federal credit union sells a security to a vendor at a price above its current market price and simultaneously purchases or commits to purchase from the vendor another security at a price above its current market price.

     Average life means the weighted average time to principal repayment with the amount of the principal paydowns (both scheduled and unscheduled) as the weights.


     Bailment for hire contract means a contract whereby a third party, bank or other financial institution, for a fee, agrees to exercise ordinary care in protecting the securities held in safekeeping for its customers.

     Bankers' Acceptance means a time draft that is drawn on and accepted by a bank, and that represents an irrevocable obligation of the bank.

     Cash forward agreement means an agreement to purchase or sell a security with delivery and acceptance being mandatory and at a future date in excess of thirty (30) days from the trade date.

     Collateralized Mortgage Obligation (CMO) means a multi-class bond issue collateralized by whole loan mortgages or mortgage-backed securities (MBS). CMOs usually consist of four or more classes of bonds which are commonly referred to as 'tranches'.

     Corporate credit union means a credit union that conforms to the definition of 'corporate credit union' as contained in part 704 of this chapter.

     Eurodollar deposit means a deposit in a foreign branch of a United States depository institution.

     Facility means the home office of a federal credit union or any suboffice thereof including, but not necessarily limited to, a wire service, telephonic station, or mechanical teller station.

     Federal funds transaction means a short-term or open-ended transfer of funds to a section 107(8) institution.

     Futures contract means a contract for the future delivery of commodities, including certain government securities, sold on commodities exchanges.

     Immediate family member means a spouse or other family members living in the same household.

     Market price means the last established price at which a security is sold.

     Maturity date means the date on which a security matures, and shall not mean the call date or the average life of the security.

     Real Estate Mortgage Investment Conduit (REMIC) means a nontaxable entity formed for the sole purpose of holding a fixed pool of mortgages secured by an interest in real property and issuing multiple classes of interests in the underlying mortgages.

     Repurchase transaction means a transaction in which a federal credit union agrees to purchase a security from a vendor and to resell the same or any identical security to that vendor at a later date. A repurchase transaction may be of three types:

          (1) Investment-type repurchase transaction means a repurchase transaction where the federal credit union purchasing the security takes physical possession of the security, or receives written confirmation of the purchase and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or is recorded as the owner of the security through the Federal Reserve Book-Entry System;

          (2) Financial institution-type repurchase transaction means a repurchase transaction with a section 107(8) institution; and

          (3) Loan-type repurchase transaction means any repurchase transaction that does not qualify as an investment-type or financial institution-type repurchase transaction.

     Residual interest means the remainder cash flows from a CMO or REMIC transaction after payments due bondholders and trust administrative expenses have been satisfied.

     Reverse repurchase transaction means a transaction whereby a federal credit union agrees to sell a security to a purchaser and to repurchase the same or any identical security from that purchaser at a future date and at a specified price.

     Section 107(8) institution means an institution in which a federal credit union is authorized to make deposits pursuant to section 107(8) of the Federal Credit Union Act (12 U.S.C. 1757(8)), i.e., an institution that is insured by the Federal Deposit Insurance Corporation or is a state bank, trust company or mutual savings bank operating in accordance with the laws of a state in which the federal credit union maintains a facility.

     Security means any security, obligation, account, deposit, or other item authorized for investment by a federal credit union pursuant to section 107(7), 107(8), or 107(15)(B) of the Federal Credit Union Act
(12 U.S.C. 1757(7), 1757(8), 1757(15)(B)), other than loans to members.

     Senior management employee means the credit union's chief executive officer (typically this individual holds the title of President or Treasurer/Manager), any assistant chief executive officers (e.g., Assistant President, Vice President or Assistant Treasurer/Manager) and the chief financial officer (Comptroller).

     Settlement date means the date originally agreed to by a federal credit union and a vendor for settlement of the purchase or sale of a security.

     Short sale means the sale of a security not owned by the seller.

     Standby commitment means a commitment to either buy or sell a security, on or before a future date, at a predetermined price. The seller of the commitment is the party receiving payment for assuming the risk associated with committing either to purchase a security in the future at a predetermined price, or to sell a security in the future at a predetermined price. The seller of the commitment is required to either accept delivery of a security (in the case of a commitment to buy) or make delivery of a security (in the case of a commitment to sell), in either case at the option of the buyer of the commitment.

     Stripped Mortgage-Backed Securities (SMBS) means securities that represent unequal proportions of the cash flows of an underlying pool of mortgages. In their purest form, SMBS represent mortgage-backed securities (MBS) that have been converted into interest only (IO) securities, where holders receive 100 percent of the interest cash flows, and principal only (PO) securities, where holders receive 100 percent of the principal cash flows.

     Trade date means the date a federal credit union originally agrees, whether orally or in writing, to enter into the purchase or sale of a security.

     Yankee Dollar deposit means a deposit in a United States branch of a foreign bank licensed to do business in the state in which it is located, or a deposit in a state-chartered, foreign controlled bank.

     Zero coupon bond means a debt obligation that makes no periodic interest payments but instead is sold at a discount from its face value. The holder of a zero coupon bond realizes the rate of return through the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.

12 C.F.R. SECTION 703.4 AUTHORIZED ACTIVITIES

     (a) General authority. A federal credit union may contract for the purchase or sale of a security provided that:

          (1) The delivery of the security is to be made within thirty (30) days from the trade date; and

          (2) The price of the security at the time of purchase is the market price.

     (b) Cash forward agreements. A federal credit union may enter into a cash forward agreement to purchase or sell a security, provided that:

          (1) The period from the trade date to the settlement date does not exceed one hundred and twenty (120) days;

          (2) If the credit union is the purchaser, it has written cash flow projections evidencing its ability to purchase the security;

          (3) If the credit union is the seller, it owns the security on the trade date; and

          (4) The cash forward agreement is settled on a cash basis at the settlement date.

     (c) Loans, shares and deposits--other financial institutions. A federal credit union may invest in the following accounts of other financial institutions as specified in sections 107(7) and 107(8) of the Federal Credit Union Act (12 U.S.C. 1757(7), 1757(8)): Loans to nonmember credit unions in an aggregate amount not exceeding 25 percent of the lending credit union's unimpaired capital and surplus; shares, share certificates or share deposits of federally insured credit unions; shares or deposits of any central credit union specifically authorized by the board of directors; and deposits of any section 107(8) institution, provided that where any such deposit, or any portion of it, is not federally insured, a credit union shall analyze the credit quality of the issuing institution prior to making the deposit. Where the deposit, or any portion of it is not federally insured, a federal credit union shall also record its credit decision respecting the investment in the records of the credit union.

     (d) Repurchase transactions. A federal credit union may enter into an investment-type repurchase transaction or a financial institution-type repurchase transaction provided the purchase price of the security obtained in the transaction is at or below the market price. A repurchase transaction not qualifying as either an investment-type or financial institution-type repurchase transaction will be considered a loan-type repurchase transaction subject to section 107 of the Federal Credit Union Act (12 U.S.C. 1757), which generally limits federal credit unions to making loans only to members.

     (e) Reverse repurchase transactions. A federal credit union may enter into a reverse repurchase transaction, provided that either any securities purchased with the funds obtained from the transaction or the securities collateralizing the transaction have a maturity date not later than the settlement date for the reverse repurchase transaction. A reverse repurchase transaction is a borrowing transaction subject to section 107(9) of the Federal Credit Union Act (12 U.S.C. 1757(9)), which limits a federal credit union's aggregate borrowing to 50 percent of its unimpaired capital and surplus.

     (f) Federal funds. A federal credit union may sell Federal funds to a section 107(8) institution, provided that the interest or other consideration received from the financial institution is at the market rate for Federal funds transaction and that the transaction has a maturity of 1 or more business days or the credit union is able to require repayment at any time.

     (g) Yankee Dollars. A federal credit union may invest in Yankee Dollar deposits in a section 107(8) institution.

     (h) Eurodollars. A federal credit union may invest in Eurodollar deposits in a branch of a section 107(8) institution.

     (i) Banker's acceptances. A federal credit union may invest in banker's acceptances issued by a section 107(8) institution.

     (j) Mutual funds. A federal credit union may invest in a mutual fund if the investments and investment transactions of the fund are legally permissible for federal credit unions under the Federal Credit Union Act and NCUA Rules and Regulations.

12 C.F.R. SECTION 703.5 PROHIBITED ACTIVITIES

     The prohibitions contained in paragraphs (f), (h) and (k) of this section shall not apply to securities purchased prior to December 2, 1991. The prohibition contained in paragraph (g) of this section shall not apply to securities purchased prior to July 30, 1993.

     (a) Except as provided in Sec. 701.21(i), a federal credit union may not purchase or sell a standby commitment.

     (b) A federal credit union may not buy or sell a futures contract.

     (c) A federal credit union may not engage in adjusted trading.

     (d) A federal credit union may not engage in a short sale.

     (e) A federal credit union may not purchase shares or deposits in, or otherwise transact business with a corporate credit union that does not operate in compliance with part 704 of this chapter in significant respects, or is not examined by NCUA.

     (f) Except as provided in paragraph (i) of this section, a federal credit union may not purchase a Stripped Mortgage-Backed Security (SMBS).

     (g) (1) Except as provided in paragraph (i) of this section, a federal credit union may not purchase a CMO or REMIC which meets any of the following three tests:

          (i) Average Life Test. The CMO or REMIC has an expected average life greater than 10 years.

          (ii) Average Life Sensitivity Test. The average life of the CMO or
     REMIC: (A) Extends by more than 4 years, assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or
     (B) Shortens by more than 6 years, assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points.

          (iii) Price Sensitivity Test. The estimated change in the price of the CMO or REMIC is more than 17 percent, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

     (2) The three tests contained in this paragraph (g) shall apply at the time of purchase and on any subsequent re-testing date, assuming market interest rates and prepayment speeds at the time that the tests are applied.

     (h) Except as provided in paragraph (i) of this section, a federal credit union may not purchase a residual interest in a CMO or REMIC transaction.

     (i) The prohibitions contained in paragraphs (f), (g) and (h) of this section shall not apply where an investment is made solely to reduce interest rate risk and where:

          (1) A monitoring and reporting system is in place that provides the documentation necessary to evaluate the expected and actual performance of the investment under different interest rate scenarios;


          (2) The monitoring and reporting system is used to conduct and document an analysis that shows, prior to purchase, that the proposed investment will reduce the credit union's interest rate risk;

          (3) The investment, subsequent to purchase, is evaluated at least quarterly, to determine whether or not the investment has actually reduced the credit union's interest rate risk;

          (4) The investment is reported as a trading asset at market value or as a held-for-sale asset at the lower of cost or market value until its disposition.

     (j) The average life and average life sensitivity tests contained in paragraph (g) of this section shall not apply to a floating or adjustable rate CMO/REMIC that has all of the following characteristics at the time of purchase or on a subsequent testing date, irrespective of whether or not it has been purchased to reduce interest-rate risk:

          (1) The interest rate is reset at least annually.

          (2) The interest rate of the instrument, at the time of purchase or at a subsequent testing date, is below the contractual cap of the instrument.

          (3) The index upon which the interest rate is based is a conventional widely-used market interest rate such as the London Interbank Offered Rate (LIBOR).

          (4) The interest rate of the instrument varies directly (not inversely) with the index upon which it is based and is not reset as a multiple of the change in the related index.

     (k) A federal credit union may not purchase a zero coupon security with a maturity date that is more than 10 years from the settlement date for purchase of the security.

     (l) A federal credit union's directors, officials, committee members and senior management employees, and immediate family members of such individuals, may not receive pecuniary consideration in connection with the making of an investment or deposit by the federal credit union. The prohibition contained in this subsection also applies to any employee not otherwise covered if the employee is directly involved in investments or deposits unless the board of directors determines that the employee's involvement does not present a conflict of interest.

     (m) All transactions with business associates or family members not specifically prohibited by paragraph (1) of this section must be conducted at arm's length and in the interest of the credit union.

       MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND ACCOUNT APPLICATION

                                   MAIL TO:
                     STATE STREET BANK AND TRUST COMPANY,
                                P.O. BOX 8500,
                       BOSTON, MASSACHUSETTS 02266-8500

REGISTRATION: The account should be registered as follows:

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------
              Name of Account

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------
                   Street

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------
  City             State         Zip Code

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------
                Occupation

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------
              Name of Employer

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------
                  Street

/ / / / / / / / / / / / / / / / / / / / / /
------------------------------------------
  City             State         Zip Code


INITIAL INVESTMENT:--Minimum $25,000

/ / The account has been opened by wire on ___________________________________
    (Date) and the account no. assigned is ___________________________________

/ / Please establish an account with the enclosed check for $ ________________ payable to the Merrill Lynch Institutional Intermediate Fund.


/ / / /-/ / /-/ / / / /
----------------------
Soc. Sec. No. or Tax ID No.


/ / / /-/ / / / / / / /
----------------------
Merrill Lynch Brokerage Account No. (if applicable)


/ / / / /
--------
Merrill Lynch Financial Consultant No. (if applicable)


___(_________)__________________________________________________________________
    Area code                      Telephone

Citizen of
/ / U.S.
/ / Other (please specify) _____________________________________________________

---------
* Under the Federal income tax law, you are subject to certain penalties as well as withholding of tax at a 31% rate if you do not provide a correct number.

DISTRIBUTIONS

/ / Check this box if distributions are to be paid in cash. Otherwise distributions will be reinvested automatically in additional shares of the Fund.


TELEPHONE EXCHANGE PRIVILEGE (SEE PAGE 16)


 YES     NO
 / /     / /  I (We) hereby authorize telephone instructions to withdraw amounts from my (our) account in the Fund and exchange for shares of Merrill Lynch Treasury Fund, Merrill Lynch Government Fund,
              Merrill Lynch Institutional Fund, and/or Merrill Lynch
              Institutional Tax-Exempt Fund.



EXPEDITED REDEMPTION PAYMENTS  Redemption proceeds will be sent to the bank or
        (SEE PAGE 12)          trust company listed below, for credit to the
     If desired check box      investor's account. If the investor wishes to
             / /               send redemption proceeds to more than one such
    and complete the rest      institution, an additional application must be
       of this section         submitted for each institution. The investor
                               hereby authorizes State Street Bank to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. State Street Bank's records of such instructions will be binding on all parties and State Street Bank and the Fund will not be liable for any loss, expense or cost arising out of such transactions unless the Fund or State Street Bank fail to employ reasonable procedures to confirm that instructions communicated by telephone are genuine.


Enclose a specimen of your check or deposit slip (marked 'VOID'), if applicable, for the bank account listed below. TO FACILITATE THE WIRING OF YOUR REDEMPTION PROCEEDS THE INDICATED BANK SHOULD BE A COMMERCIAL BANK.


Name of Bank: __________________________ Bank Account No.: ____________________


Address of Bank: ______________________________________________________________
                 Street                  City                State       Zip

Name on Account: ______________________________________________________________


CERTIFICATION: By the execution of this Application, the investor represents and warrants that the investor has full right, power and authority to invest in the Fund, and the person or persons signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor. The investor hereby affirms that he has received a current Fund Prospectus.

   The undersigned hereby certifies under penalty of perjury that (1) the above Social Security Number or Taxpayer Identification Number is correct and that
(2) he is not subject to backup withholding, because (a) he is exempt from backup withholding, OR (b) he has not been notified by the Internal Revenue Service that he is subject to backup withholding as a result of a failure to report all interest or dividends, OR (c) the IRS has notified him that he is no longer subject to backup withholding.

   CERTIFICATION INSTRUCTIONS--YOU MUST CROSS OUT ITEM 2 ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING DUE
TO UNDERREPORTING OF INTEREST OR DIVIDENDS. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL
FUNDS.

 ......................................  .......................................
                Signature                    Title (Corporate Account only)

 ......................................  .......................................
                Signature                    Title (Corporate Account only)

                      [This page intentionally left blank]

                 MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND
                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.
                              One Financial Center
                        Boston, Massachusetts 02111-2646
                                    MANAGER
                      Merrill Lynch Asset Management, L.P.
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011
                           CUSTODIAN & TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8500
                        Boston, Massachusetts 02266-8500
                                 LEGAL COUNSEL
                                 Rogers & Wells
                                200 Park Avenue
                            New York, New York 10166
                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                                117 Campus Drive
                          Princeton, New Jersey 08540

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                            ------------------------

                               TABLE OF CONTENTS

                                               PAGE
                                               ----
Fee Table...................................     2
Financial Highlights........................     3
Investment Objective........................     4
Investment Policies.........................     4
Investment Adviser..........................     8
Distributor.................................     8
Management of the Fund......................     9
Code of Ethics..............................    10
Purchase of Shares..........................    10
Redemption of Shares........................    12
Dividends...................................    13
Net Asset Value.............................    14
Taxes.......................................    14
Portfolio Transactions......................    15
Exchange Privilege..........................    16
Performance Data............................    17
Additional Information......................    18
Appendix....................................    20
Account Application.........................    29


                                    Code 10431-0296


                                     [LOGO]

                                     [ART]

                                     [ART]

      PROSPECTUS



   February 26, 1996


   Distributor:
   Merrill Lynch
   Funds Distributor, Inc.

   This prospectus should be
   retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION

                 MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND

        ONE FINANCIAL CENTER                     FOR GENERAL INFORMATION
  BOSTON, MASSACHUSETTS 02111-2646                  AND PURCHASES CALL
                                          617-357-1460 OR TOLL FREE 800-225-1576

                            ------------------------

     Merrill Lynch Institutional Intermediate Fund (the 'Fund') is a diversified, open-end management investment company which seeks current income. The Fund intends to invest only in those assets (including assets subject to repurchase agreements) which will permit shares of the Fund to qualify both as 'liquid assets' under regulations of the Office of Thrift Supervision ('OTS') and as an investment permitted by the regulations of the National Credit Union Administration.

                            ------------------------


     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated February 26, 1996 ('Prospectus') which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Fund at the above telephone numbers or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                            ------------------------


     The date of this Statement of Additional Information and the Prospectus is February 26, 1996.

                       INVESTMENT OBJECTIVE AND POLICIES

     Reference is made to 'Investment Objective' and 'Investment Policies' contained in the Prospectus for a discussion of the investment objective and policies of the Fund. The Fund's investment objective and the investment restrictions described below cannot be modified without shareholder approval.

REPURCHASE AGREEMENTS; PURCHASE AND SALE CONTRACTS

     The Fund may invest in Eligible Investments subject to repurchase agreements, and in Treasury obligations subject to purchase and sale contracts, with any member bank of the Federal Reserve System or primary dealer in U.S. Government securities. Under such instruments, the purchaser (i.e., the Fund) acquires ownership of the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at the mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligations; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of default under such a repurchase agreement or purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have the rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, management believes that purchase and sale contracts are not repurchase agreements as such are understood in the banking and brokerage community.

                            INVESTMENT RESTRICTIONS

     In addition to the investment restrictions set forth in the Prospectus, the Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Fund's outstanding shares (which for this purpose and under the Investment Company Act of 1940 means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less). The Fund may not:

          (1) Make investments for the purpose of exercising control or management.

          (2) Purchase or sell real estate; provided that to the extent permitted by the regulations of the OTS and the National Credit Union Administration (the 'Regulations'), the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

          (3) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities), or make short sales of securities or maintain a short position.

          (4) Make loans to other persons (except as provided in (11) below); provided that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures, or other corporate debt securities and investment in governmental and supranational obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan.

          (5) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          (6) Purchase or sell interests in oil, gas or other mineral exploration or development programs.

          (7) Purchase or sell commodities or commodity contracts, except that the Fund may purchase interest rate futures and related options to the extent permitted by the Regulations (such transactions currently are not permitted by the Regulations).

     Additional investment restrictions which may be changed by the trustees, but only if such changes would comply with the Regulations, provide that the Fund may not:

          (8) Invest in securities of issuers (other than U.S. Government agencies or instrumentalities) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's total assets, taken at market value at the time of investment, would be invested in such securities.

          (9) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.


          (10) Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

          (11) Lend its portfolio securities, except that the Fund may lend portfolio securities with an aggregate value up to 33 1/3 percent of its total assets, taken at market value, in accordance with the guidelines set forth below.

     Subject to investment restriction (11) above, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash (or cash equivalents consisting of securities issued or guaranteed by the U.S. Government which may be held as portfolio securities pursuant to the Fund's investment policies) which will be maintained in an amount equal to at least 102% of the current market value of the loaned securities. During the period of the loan, the Fund receives income on the loaned securities and a loan fee and thereby increases the current income of the Fund. Such loans will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

     The trustees have established the policy that the Fund will not purchase or retain the securities of any issuer, if those individual officers and trustees or directors of the Fund, the Investment Adviser or the Distributor for the Fund each owning beneficially more than one-half of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer. Portfolio securities of the Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act of 1940.

     Because of the affiliation of the Investment Adviser with the Fund, the Fund is prohibited from engaging in certain transactions involving the Investment Adviser's affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch'), or its affiliates except for brokerage transactions permitted under the Investment Company Act of 1940 involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act of 1940. See 'Portfolio Transactions.' Without such an exemptive order, the Fund is prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act of 1933 in which such firms or any of their affiliates participate as an underwriter or dealer.

                             MANAGEMENT OF THE FUND

     The trustees and executive officers of the Fund, their ages and their principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each trustee and executive officer is One Financial Center, Boston, Massachusetts 02111-2646.



     ROBERT W. CROOK (59)--President and Trustee(1)(2)--Senior Vice President of Merrill Lynch Asset Management ('MLAM'), and of Merrill Lynch Funds Distributor, Inc. ('MLFD') since 1990 and Vice President of MLAM and MLFD prior thereto.



     DAVID ALMY (54)--Trustee(2)--One Post Office Square, Boston, Massachusetts 02109. President of McCall & Almy, Inc. (real estate advisor) since 1990 and President of Leggat McCall/Grubb & Ellis, Inc. prior thereto.



     A. BRUCE BRACKENRIDGE (65)--Trustee(2)--9 Elm Lane, Bronxville, New York 10708. Group Executive of J.P. Morgan & Co., Inc. and Morgan Guaranty Trust Company from 1979 to 1991 and an employee of J.P. Morgan in various capacities from 1952 to 1991; Director of Parsons School of Design since 1988.



     CHARLES C. CABOT, JR. (65)--Trustee(2)--One Post Office Square, Boston, Massachusetts 02119. Partner of Sullivan & Worcester and associated with that firm since 1966.



     TERRY K. GLENN (55)--Trustee(1) (2)--P.O. Box 9011, Princeton, New Jersey 08543-9011. Executive Vice President of MLAM and Fund Asset Management, L.P. ('FAM') since 1983; Executive Vice President of Princeton Services, Inc. since 1993; President of MLFD since 1986 and Director thereof since 1991; President of Princeton Administrators, Inc. since 1988 and Director of Financial Data Services, Inc. since 1985.



     W. CARL KESTER (44)--Trustee(2)--Harvard Business School, Morgan Hall, 393 Soldiers Field, Boston, Massachusetts 02163. MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration since 1981; Independent Consultant since 1978.

     GEORGE W. HOLBROOK, JR. (64)--Trustee(2) --107 John Street, Southport, Connecticut 06490. Managing Partner of Bradley Resources Company (private investment company) and associated with that firm and its predecessor since 1953; Director of Canyon Resources Corporation and Thoratec Laboratories Corporation.



     WILLIAM E. ALDRICH (62)--Executive Vice President(2)--Vice President of MLAM since 1993; Senior Vice President of MLFD since 1990; Vice President of

MLFD prior thereto and a Vice President of FAM since 1981.



     MICHAEL J. BRADY (36)--Senior Vice President(2)--Vice President of MLAM since 1993; Vice President of MLFD since 1990 and an employee of MLFD prior thereto.



     JAMES J. FATSEAS (39)--Senior Vice President(2)--Vice President of MLAM since 1993; Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.



     N. JOHN HEWITT (61)--Senior Vice President(2)--Senior Vice President of Princeton Services, Inc. since 1993; P.O. Box 9011, Princeton, New Jersey 08543-9011. Senior Vice President of MLAM and FAM since 1980.



     WILLIAM WASEL (37)--Senior Vice President(2)--Vice President of MLAM since 1993; Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.



     KAREN D. BARBATO (31)--Vice President(2)--Employee of MLFD since 1982.



     ANN CATLIN (35)--Vice President(2)--Employee of MLFD since 1986.



     CHARLES O. DALY (61)--Vice President(2)--Employee of MLFD since 1981.



     MARA DI BIASE (31)--Vice President(2)--Employee of MLFD since 1982.



     DIANA FRANKLAND (60)--Vice President(2)--Employee of MLFD since 1979.



     JAY C. HARBECK (61)--Vice President(2)--P.O. Box 9011, Princeton, New Jersey 08543-9011. Vice President of MLAM since 1986.



     MARK E. MAGUIRE (36)--Vice President(2)--Assistant Vice President of MLFD

since 1990 and an employee of MLFD since 1986.



     PATRICIA A. SCHENA (38)--Vice President(2)--Employee of MLFD since 1980.



     BARRY F. X. SMITH (30)--Vice President(2)--Employee of MLFD since 1987.



     DIANNE F. MCDONOUGH (34)--Vice President(2)--Employee of MLFD since 1983.



     GERALD M. RICHARD (46)--Treasurer (2)--P.O. Box 9011, Princeton, New Jersey 08543-9011. Senior Vice President and Treasurer of MLAM and FAM since 1984; Vice President of MLFD since 1981; Treasurer of MLFD since 1984 and Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1988; Senior Vice President of Princeton Services, Inc.


     JERRY WEISS (37)--Secretary(1)--P.O. Box 9011, Princeton, New Jersey 08543-9011. Vice President of MLAM since 1990 and an attorney in private practice prior thereto.

     At February 1, 1996, the officers and trustees of the Fund as a group (24) owned an aggregate of less than 1/4 of 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding shares of the Fund.

---------------
(1) These trustees may be deemed to be 'interested persons' of the Fund as that term is defined in the Investment Company Act of 1940. Mr. Crook and Mr. Glenn are officers of MLFD and MLAM.

(2) Director/trustee or officer of certain other investment companies for which FAM or MLAM acts as investment adviser.


     The trustees have an Audit and Nominating Committee, the members of which are Messrs. Almy, Brackenridge, Cabot, Holbrook and Kester.



     Set forth below is a chart showing the aggregate compensation paid by the Fund to each of its trustees, as well as the total compensation paid to each trustee of the Fund by the Fund and by other investment companies advised by the Investment Adviser or FAM (collectively, the 'Fund Complex') for their services as directors or trustees of such investment companies for the fiscal year ended

October 31, 1995.



                                                               PENSIONS OR          TOTAL COMPENSATION
                                                           RETIREMENT BENEFITS         FROM FUND AND
                                 AGGREGATE COMPENSATION      ACCRUED AS PART           FUND COMPLEX
NAME OF TRUSTEE                      FROM THE FUND          OF FUND EXPENSES         PAID TO TRUSTEES
------------------------------   ----------------------    -------------------    -----------------------
David Almy(1).................           $6,000                None                       $30,000
A. Bruce Brackenridge(1)......            6,000                None                        30,000
Charles C. Cabot, Jr.(1)......            6,000                None                        30,000
Todd Goodwin(1)...............            6,000                None                        30,000
George W. Holbrook(1).........            6,000                None                        30,000



Note: Mr. Goodwin resigned from the Board of Trustees on December 11, 1995.

---------------

(1) The trustees serve on the boards of other FAM/MLAM advised funds as follows:
    David Almy (5 funds and portfolios), A. Bruce Brackenridge (5 funds and portfolios), Charles C. Cabot, Jr. (5 funds and portfolios), Todd Goodwin (5 funds and portfolios), and George W. Holbrook (5 funds and portfolios).


     Each trustee who is not an officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will be paid $6,000 annually in his capacity as trustee. All trustees will be reimbursed for any expenses incurred in attending meetings of the Board of Trustees of the Fund or of any committee thereof. No officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will receive any compensation from the Fund for acting as a trustee or officer of the Fund.

                      MANAGEMENT AND ADVISORY ARRANGEMENTS

     Reference is made to 'Management of the Fund' in the Prospectus for certain information concerning the management and advisory arrangements of the Fund.

     Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser, subject to the general supervision of the trustees of the Fund and in conformance with the stated policies of the Fund, renders investment supervisory and administrative services to the Fund. In this regard, it is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the purchase and sale orders for the portfolio transactions of the Fund. In addition the Investment Adviser performs, or supervises the performance of, administrative services in connection with the Fund, including
(i) supervision of all aspects of the Fund's administration and operations,

including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management;
(ii) providing the Fund, at the Investment Adviser's expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and
(iii) providing the Fund, at the Investment Adviser's expense, with adequate office space and related services. The Investment Adviser may arrange for the provision of these administrative services and functions by MLFD or another affiliate of Merrill Lynch & Co., Inc.

     The Investment Advisory Agreement obligates the Investment Adviser to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as compensation of all trustees of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. The Fund pays all other expenses incurred in the operation of the Fund including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the custodian and the transfer agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of unaffiliated trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with those services. MLFD pays certain of the expenses of the Fund in connection with the continuous offering of Fund shares. See 'Purchase of Shares' in the Prospectus. Certain distribution expenses will be financed by the Fund pursuant to the Distribution Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940. See 'Distributor.'


     As compensation for the services rendered under the Investment Advisory Agreement, the Fund pays the Investment Adviser a fee, payable monthly, at an annual rate of 0.40% of the Fund's average daily net assets. The Investment Adviser has agreed that, in the event the operating expenses of the Fund (including the fees payable to the Investment Adviser but excluding taxes, interest, brokerage and extraordinary expenses), for any fiscal year ending on a date on which the Investment Advisory Agreement is in effect, exceed the expense limitations applicable to the Fund imposed by state securities laws or any published regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations, will reimburse the Fund in the amount of such excess. At the date of this Statement of Additional Information, the most restrictive expense limitations require that the Investment Adviser reimburse the Fund in an amount necessary to prevent the

Fund's aggregate ordinary operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% of the Fund's first $30 million of average net assets, 2.0% of the Fund's next $70 million of average net assets and 1.5% of the Fund's average net assets in excess of $100 million. No fee payment will be made to the Investment Adviser during any fiscal year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment. For the fiscal years ended October 31, 1993, 1994 and 1995, the Fund paid investment advisory fees of $429,133, $431,597 and $271,378, respectively.



     The Investment Advisory Agreement is effective as of October 31, 1986 and, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding shares of the Fund, and (b) by a majority of the trustees who are not parties to that contract or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Investment Advisory Agreement will terminate automatically upon its assignment and is terminable at any time without penalty by the trustees of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined under 'Investment Restrictions' herein) or by the Investment Adviser on 60 days' written notice to the other party. The Investment Advisory Agreement was last renewed by the Fund's Board of Trustees on December 11, 1995.


     The investment advisory services of the Investment Adviser to the Fund are not exclusive under the terms of the Investment Advisory Agreement and the Investment Adviser is also free to, and does, render such services to others.

                             PORTFOLIO TRANSACTIONS

     Reference is made to 'Portfolio Transactions' in the Prospectus.

     The obligations in which the Fund invests are traded primarily in the over-the-counter market but may be traded on an exchange. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The cost of executing portfolio transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

     Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis. The Fund may not generally purchase securities from any underwriting syndicate of which Merrill Lynch is a member.

     The trustees of the Fund have considered the possibility of recapturing for the benefit of the Fund brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including

Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Fund to the Investment Adviser. After considering all factors deemed relevant, the trustees made a determination not to seek such recapture. The trustees will consider this matter from time to time.

     In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved and the firm's provision of supplemental investment research (such as economic data and market forecasts). Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

     Securities held by the Fund may also be held by or be appropriate investments for other funds for which the Investment Adviser or its affiliates act as an adviser or by investment advisory clients of the Investment Adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other funds for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

PORTFOLIO TURNOVER


     The Investment Adviser effects portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund, and may increase the percentage of the Fund's distributions which are taxable to shareholders as ordinary income. For the fiscal years ended October 31, 1994 and October 31, 1995, the Fund's portfolio turnover rates were 172.51% and 47.90%, respectively. See 'Dividends, Distributions and Taxes.'


                              REDEMPTION OF SHARES

     Reference is made to 'Redemption of Shares' in the Prospectus. The right to redeem shares or to receive payment with respect to any redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as a result of which disposal of portfolio securities or determination of net asset value is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     The value of the shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Reference is made to 'Dividends' and 'Taxes' in the Prospectus. It is the Fund's intention to distribute all of its net investment income. Dividends from such net investment income will be declared daily prior to the determination of net asset value on that day and will be paid monthly. Net investment income for dividend purposes consists of interest earned less expenses of the Fund accrued for that dividend period. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order. All net realized long- or short-term capital gains, if any, will be distributed to the Fund's shareholders annually after the close of the Fund's fiscal year.

FEDERAL INCOME TAXES

     The Fund has qualified and intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the 'Code'). Under such provisions, the Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must, among other requirements, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than 30% of its gross income each taxable year from gains (without deduction for losses) from the sale or other disposition of stocks and securities and certain options, futures and forward contracts held for less than three months. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at corporate rates.

     Dividends will be taxable to shareholders as ordinary income, except for
(a) such portion as may exceed a shareholder's ratable share of the Fund's earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder's cost or other tax basis for his shares and (b) amounts representing distributions of realized net long-term capital gains, if any. If the amount described in (a) above were to exceed the shareholder's tax basis for his shares, the excess over basis would be treated as gain from the sale or exchange of such shares. The excess of any net long-term capital gains over net short-term capital losses realized by the Fund will, to the extent distributed by the Fund, be taxable to shareholders as long-term capital gains regardless of the length of time a particular shareholder may have held his shares in the Fund. Dividends and distributions are taxable as described above, whether received in cash or reinvested in additional shares of the Fund.


     At October 31, 1995, the Fund had a net capital loss carry-forward of approximately $24,029,000 ($8,336,000 expires in 1996, $5,830,000 expires in
1997, $4,643,000 expires in 1998, $3,224,000 expires in 2002, and $1,996,000 expires in 2003), which will be available to offset like amounts of any future taxable gains.


     Dividends to shareholders who are non-resident aliens, trusts, estates, partnerships or corporations may be subject to a 30% United States withholding tax unless a reduced rate of withholding is provided for under an applicable treaty. Shareholders who are non-resident aliens or foreign entities are urged to consult their own tax advisors concerning the applicability of United States withholding tax.

     Some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ('backup withholding'). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not otherwise subject to backup withholding.

     The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, if they do not distribute to their shareholders during a calendar year an amount equal to 98% of their investment company taxable income, with certain adjustments, for such calendar year, plus 98% of their net capital gains for the 12-month period ending October 31 of such calendar year. In addition, an amount equal to 100% of any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company falls below the foregoing distribution requirements.


     Any dividend declared by the Fund in October, November or December of any year and made payable to shareholders of record in such a month will be deemed to be received on December 31 of such year if actually paid during the following January. Accordingly, these dividends will be taxable to shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.

STATE AND LOCAL TAXES

     Depending upon the extent of the Fund's activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Fund may be subject to tax in such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Fund's shareholders under such laws may differ from their treatment under the Federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

                                  DISTRIBUTOR

DISTRIBUTION AGREEMENT

     The Fund has entered into a Distribution Agreement (the 'Distribution Agreement') with Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of the Investment Adviser. The address of MLFD is One Financial Center, Fifteenth Floor, Boston, MA 02111-2646. Pursuant to the Distribution Agreement, MLFD serves as the principal underwriter and distributor of the Fund's shares, and in that capacity makes a continuous offering of the Fund's shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) which are used in connection with the offering of shares to selected dealers or investors, and the cost and expenses of preparing, printing and distributing any other literature used by MLFD or furnished by it for use by selected dealers in connection with the offering of shares for sale to the public. There will be no fee payable by the Fund pursuant to the Distribution Agreement and there is no sales or redemption charge. The continuance of the Distribution Agreement must be approved in the same manner as the Investment Advisory Agreement and will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Fund or MLFD or by vote of a majority of the Fund's outstanding shares on 60 days' written notice. The Distribution Agreement was last renewed by the Board of Trustees of the Fund on December 11, 1995.


DISTRIBUTION PLAN



     The Fund has adopted a Distribution and Shareholder Servicing Plan and Agreement (the 'Plan') in compliance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Plan, the Fund is authorized to pay MLFD a fee at the annual rate of 0.15% of the Fund's average daily net assets in order to compensate MLFD for services it provides and the expenses it bears, including payments to selected dealers for their services in connection with the distribution of Fund shares. As authorized by the Plan, MLFD has entered into an agreement with Merrill Lynch which provides for the compensation of Merrill Lynch for providing distribution-related services to the Fund. Such services relate to the sale, promotion and marketing of the shares of the Fund. For the fiscal year ended October 31, 1995, payments to MLFD pursuant to the Plan totalled $101,765, all of which was paid to Merrill Lynch pursuant to the Agreement. The trustees believe that the Fund's expenditures under the Plan benefit the Fund and its shareholders by providing better shareholder services and by affecting positively the sale and distribution of Fund shares.


     Among other things, the Plan provides that MLFD shall provide and the trustees of the Fund shall review quarterly reports of the expenditures made by MLFD pursuant to the Plan. In their consideration of the Plan, the trustees must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and its shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of trustees of the Fund who are not 'interested persons' of the Fund as defined in the Investment Company Act of 1940 (the 'Independent Trustees') shall be committed to the discretion of the Independent Trustees then in office.


     The terms of the Plan were approved on February 19, 1988 by a vote of a majority of the shareholders of the Fund at a meeting called for the purpose of voting on such approval. The Plan will continue from year to year, provided such continuance is approved at least annually by a vote of the trustees, including a majority vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan was last renewed by the Board of Trustees of the Fund on December 11, 1995. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. Finally, the Plan cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan further requires the Fund to preserve copies of the Plan and any report made pursuant to the Plan for a period not less than six years, and for two years in an easily accessible place.


                                PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and other total return data, as well as yield, in advertisements or information furnished to present or prospective shareholders. Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission and take into account the maximum sales charge.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge.

     The Fund also may quote annual, average and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates but rather actual annual, annualized or aggregate rates of return. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     Set forth below is total return information.

                                                               REDEEMABLE VALUE OF
                                         EXPRESSED AS A          A HYPOTHETICAL
                                      PERCENTAGE BASED ON A     $1,000 INVESTMENT
                                       HYPOTHETICAL $1,000        AT THE END OF
              PERIOD                       INVESTMENT              THE PERIOD
-----------------------------------   ---------------------    -------------------
                                              AVERAGE ANNUAL TOTAL RETURN
One Year Ended October 31, 1995....            8.95%                $1,089.50
Five Years Ended October 31,
  1995.............................            7.44                  1,431.60
Inception (November 6, 1986) to
  October 31, 1995.................            7.17                  1,863.40


              PERIOD
-----------------------------------
                                                  ANNUAL TOTAL RETURN
One Year Ended October 31, 1995....            8.95%                $1,089.50
One Year Ended October 31, 1994....           (1.54)                   984.60
One Year Ended October 31, 1993....            8.07                  1,080.70
One Year Ended October 31, 1992....            9.66                  1,096.60

One Year Ended October 31, 1991....           12.62                  1,126.20
One Year Ended October 31, 1990....            7.75                  1,077.50
One Year Ended October 31, 1989....            9.12                  1,091.20
One Year Ended October 31, 1988....            7.29                  1,072.90
Inception (November 6, 1986)
  through October 31, 1987.........            3.18                  1,031.80

                                                 AGGREGATE TOTAL RETURN
Inception (November 6, 1986) to
  October 31, 1995.................           86.34%                $1,863.40

                              GENERAL INFORMATION

CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, acts as Custodian of the Fund's assets and as its Transfer Agent. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the delivery of securities and collecting interest on the Fund's investments. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, Independent Auditors, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Fund and is responsible for auditing the annual financial statements of the Fund.

LEGAL COUNSEL

     Rogers & Wells, New York, New York, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on October 31 of each year. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.



     To the knowledge of the Fund as of January 31, 1996, no entities owned beneficially more than 5% of the Fund's outstanding shares other than: Fulton Fish Market Welfare Fund, Attn: Nina Andrew, 140 Beekman Street, New York, New York 10038-2012, which owned 349,879 shares, representing 5.61% of such outstanding shares; Merrill Lynch Trust Company of America, Trustee FBO Central Illinois Light Company, Attn: Rhonda Sherwin, P.O. Box 30532, New Brunswick, New Jersey 08989-0532, which owned 556,020 shares, representing 8.9% of such outstanding shares; Kingsbury Capital Partners L.P., Attn: Tim Wollaeger, 3655 Nobel Drive, Suite 490, San Diego, California 92122-1055, which owned 384,235 shares, representing 6.16% of such outstanding shares; Dearborn County Hospital,
Attn: Gail S. Arnow, 600 Wilson Creek Road, Lawrenceburg, Indiana 47025-2751, which owned 316,697 shares, representing 5.08% of such outstanding shares; and American Cancer Society, Illinois Division Inc., 77 East Monroe, Chicago, Illinois 60603-5700, which owned 322,250 shares, representing 5.17% of such outstanding shares.


     The Declaration of Trust establishing the Fund, dated September 10, 1986, a copy of which, together with all amendments thereto (the 'Declaration'), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name 'Merrill Lynch Institutional Intermediate Fund' refers to the trustees under the Declaration collectively as trustees, but not as individuals or personally; and no trustee, shareholder, officer, employee or agent of the Fund may be held to any personal liability, nor may resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund but the Fund's property only shall be liable.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Institutional Intermediate Fund as of October 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Institutional Intermediate Fund as of October 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
December 8, 1995

Merrill Lynch Institutional Intermediate Fund
Schedule of Investments
As of October 31, 1995

---------------------------------------------------------------------------
                                         Interest   Maturity       Value
Issue                      Face Amount      Rate      Date       (Note 1a)
---------------------------------------------------------------------------
                 US GOVERNMENT & AGENCY OBLIGATIONS--95.2%
---------------------------------------------------------------------------
US Treasury Notes          $ 9,000,000     7.875%    2/15/96    $ 9,056,250
                            10,000,000     8.875    11/15/97     10,612,500
                            13,000,000     8.125     2/15/98     13,672,360
                             2,000,000     8.875     2/15/99      2,184,680
                            12,500,000     6.875     7/31/99     12,951,125
                             4,000,000     7.125     2/29/00      4,197,480
---------------------------------------------------------------------------
Federal National Mortgage
  Association                4,000,000     7.00      8/11/99      4,067,480
---------------------------------------------------------------------------
Student Loan Marketing
  Association                5,000,000     7.50      3/08/00      5,289,050
---------------------------------------------------------------------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (COST--$62,221,036)..   62,030,925
---------------------------------------------------------------------------
Face Amount           REPURCHASE AGREEMENTS*--3.6%
---------------------------------------------------------------------------
$2,314,000            PaineWebber, Inc., purchased on
                      10/31/1995 to yield 5.83% to 11/01/1995     2,314,000
---------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST--$2,314,000) ...............    2,314,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$64,535,036)--98.8% .................   64,344,925
OTHER ASSETS LESS LIABILITIES--1.2% ..........................      793,794
                                                                -----------
Net Assets--100.0% ...........................................  $65,138,719
                                                                ===========
---------------------------------------------------------------------------

*Repurchase Agreements are fully collateralized by US Government Obligations.

                       See Notes to Financial Statements.

Merrill Lynch Institutional Intermediate Fund
Statement of Assets and Liabilities
As of October 31, 1995
----------------------------------------------------------------------------

ASSETS:
 Investments, at value (identified
   cost--$64,535,036) (Notes 1a & 1b) ...........               $ 64,344,925
 Cash ...........................................                         95
 Interest receivable ............................                  1,205,833
 Prepaid registration fees and other assets
   (Note 1e) ....................................                     35,875
                                                                ------------
 Total assets ...................................                 65,586,728
                                                                ------------
LIABILITIES:
 Payables:
  Dividends to shareholders (Note 1f) ...........   $338,129
  Investment adviser (Note 2) ...................     21,479
  Beneficial interest redeemed ..................     12,436
  Distributor (Note 2) ..........................      8,054         380,098
                                                    --------
 Accrued expenses and other liabilities .........                     67,911
                                                                ------------
 Total liabilities ..............................                    448,009
                                                                ------------
NET ASSETS ......................................               $ 65,138,719
                                                                ============
NET ASSETS CONSIST OF:
 Shares of beneficial interest, $.10 par value,
   unlimited number of shares authorized ........               $    663,090
 Paid-in capital in excess of par ...............                 88,694,573
 Accumulated realized capital losses on
  investments--net (Note 5) .....................                (24,028,833)
 Unrealized depreciation on investments--net ....                   (190,111)
                                                                 ------------
NET ASSETS--Equivalent to $9.82 per share based
  on 6,630,902 shares of beneficial interest
  outstanding ...................................               $ 65,138,719
                                                                ============

                       See Notes to Financial Statements.

Merrill Lynch Institutional Intermediate Fund
Statement of Operations
For the Year Ended October 31, 1995
------------------------------------------------------------------------------
 INVESTMENT INCOME (NOTE 1D):
 Interest and amortization of premium and
   discount earned .............................    $4,972,777
 Other .........................................         2,836
                                                    ----------
 Total income ..................................                  $ 4,975,613

EXPENSES:
 Investment advisory fees (Note 2) .............       271,378

 Distribution fees (Note 2) ....................       101,765
 Professional fees .............................        73,563
 Accounting services (Note 2) ..................        51,769
 Registration fees (Note 1e) ...................        40,410
 Printing and shareholder reports ..............        32,489
 Transfer agent fees (Note 2) ..................        31,661
 Trustees' fees and expenses ...................        30,000
 Custodian fees ................................        12,500
 Insurance .....................................         3,159
 Pricing fees ..................................           376
 Other .........................................           583
                                                    ----------
 Total expenses ................................                      649,653
                                                                  -----------
 Investment income--net ........................                    4,325,960

REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--NET (NOTES 1D & 3):
 Realized loss on investments--net .............                   (1,995,513)
 Change in unrealized depreciation on
  investments--net .............................                    3,394,399
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...................................                  $ 5,724,846
                                                                  ===========

                       See Notes to Financial Statements.

Merrill Lynch Institutional Intermediate Fund
Statements of Changes in Net Assets
-----------------------------------------------------------------------------
                                                          For the Year
                                                       Ended October 31,
                                                 ----------------------------
                                                     1995            1994
                                                 ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income--net .......................  $  4,325,960    $  5,985,527
 Realized loss on investments--net ............    (1,995,513)     (3,224,103)
 Change in unrealized appreciation/depreciation
  on investments--net .........................     3,394,399      (4,828,530)
                                                 ------------    ------------
 Net increase (decrease) in net assets
  resulting from operations ...................     5,724,846      (2,067,106)
                                                 ------------    ------------
DIVIDENDS TO SHAREHOLDERS (NOTE 1F):
 Investment income--net .......................    (4,325,960)     (5,985,527)
                                                 ------------    ------------
 Net decrease in net assets resulting from
  dividends to shareholders ...................    (4,325,960)     (5,985,527)
                                                 ------------    ------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 4):
 Net decrease in net assets derived from
  beneficial interest transactions ............   (17,667,570)    (32,823,135)
                                                 ------------    ------------
NET ASSETS:
 Total decrease in net assets .................   (16,268,684)    (40,875,768)
 Beginning of year ............................    81,407,403     122,283,171
                                                 ------------    ------------
 End of year ..................................  $ 65,138,719    $ 81,407,403
                                                 ============    ============

                       See Notes to Financial Statements.

Merrill Lynch Institutional Intermediate Fund
Financial Highlights
------------------------------------------------------------------------------
The following per share data and ratios have been derived from information provided in the financial statements.

                                                         For the Year Ended October 31,
                                            ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:      1995       1994        1993        1992        1991
                                            -------    -------    -------     -------     --------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year .....   $  9.60    $ 10.31    $ 10.06     $  9.76     $   9.35
                                            -------    -------    -------     -------     --------
 Investment income--net .................       .62        .55        .54         .62          .72
 Realized and unrealized gain (loss) on
   investments--net .....................       .22       (.71)       .25         .30          .41
                                            -------    -------    -------     -------     --------
 Total from investment operations .......       .84       (.16)       .79         .92         1.13
                                            -------    -------    -------     -------     --------
Less dividends from investment
  income--net ...........................      (.62)      (.55)      (.54)       (.62)        (.72)
                                            -------    -------    -------     -------     --------
 Net asset value, end of year ...........   $  9.82    $  9.60   $  10.31     $ 10.06     $   9.76
                                            =======    =======    =======     =======     ========
TOTAL INVESTMENT RETURN:
 Based on net asset value per share .....      8.95%     (1.54%)     8.07%       9.66%       12.62%
                                            =======    =======    =======     =======     ========
RATIOS TO AVERAGE NET ASSETS:
 Expenses, excluding distribution fees...       .81%       .68%       .65%        .67%         .66%
                                            =======    =======    =======     =======     ========
 Expenses ...............................       .96%       .83%       .80%        .82%         .81%
                                            =======    =======    =======     =======     ========
 Investment income--net .................      6.38%      5.55%      5.34%       6.24%        7.66%
                                            =======    =======    =======     =======     ========

SUPPLEMENTAL DATA:
 Net assets, end of year (in thousands)..   $65,139    $81,407   $122,283     $94,798     $125,888
                                            =======    =======    =======     =======     ========
 Portfolio turnover .....................     47.90%    172.51%    204.80%     156.12%      202.11%
                                            =======    =======    =======     =======     ========

                       See Notes to Financial Statements.

Merrill Lynch Institutional Intermediate Fund
Notes to Financial Statements
October 31, 1995
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Institutional Intermediate Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities traded in the over-the-counter markets are valued at the last available bid price or yield equivalent as obtained from dealers who make a market in the securities. US Government securities and securities issued by Federal agencies are traded in the over-the-counter market. Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount and premium) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of 0.40% of the average daily net assets of the Fund. The Investment Advisory Agreement obligates MLAM to reimburse the Fund to the extent the Fund's expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary items) exceed 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the Fund's next $70 million of average daily net assets, and 1.5% of the average daily net assets in excess thereof. No fee payment will be made to MLAM during any fiscal year which will cause expenses to exceed the pro rata expense limitation at the time of such payment.

Merrill Lynch Institutional Intermediate Fund
Notes to Financial Statements (concluded)
October 31, 1995
-------------------------------------------------------------------------------
The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 pursuant to which MLFD receives a fee from the Fund at the end of each month at the annual rate of 0.15% of the average daily net assets of the Fund.

This fee is to compensate MLFD for the services it provides and the expenses borne by MLFD under the Distribution Agreement. As authorized by the Plan, MLFD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion, and marketing of the shares of the Fund. For the year ended October 31, 1995, MLFD earned $101,765 under the Plan, all of which was paid to MLPF&S pursuant to the agreement.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLPF&S, and/or ML & Co.

3. INVESTMENTS:


Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1995 were $30,635,641 and $46,167,982, respectively.

Net realized and unrealized losses as of October 31, 1995 were as follows:

----------------------------------------------------------------------------
                                                  Realized       Unrealized
                                                   Losses          Losses
----------------------------------------------------------------------------
Long-term investments .....................     $(1,995,513)     $(190,111)
                                                -----------      ---------
Total .....................................     $(1,995,513)     $(190,111)
                                                ===========      =========
----------------------------------------------------------------------------

As of October 31, 1995, net unrealized depreciation for Federal income tax purposes aggregated $190,111, of which $998,432 related to appreciated securities and $1,188,543 related to depreciated securities. The aggregate cost of investments at October 31, 1995 for Federal income tax purposes was $64,535,036.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

Transactions in shares of beneficial interest were as follows:

----------------------------------------------------------------------------
For the Year Ended                                                 Dollar
October 31, 1995                                  Shares           Amount
----------------------------------------------------------------------------
Shares sold                                       2,117,377     $ 20,392,534
Shares issued to shareholders in
  reinvestment of dividends ...............         344,636        3,329,426
                                                  ---------     ------------
Total issued ..............................       2,462,013       23,721,960
Shares redeemed ...........................      (4,312,941)     (41,389,530)
                                                  ---------     ------------
Net decrease ..............................      (1,850,928)    $(17,667,570)
                                                  =========     ============

----------------------------------------------------------------------------
For the Year Ended                                                 Dollar
October 31, 1994                                  Shares           Amount
----------------------------------------------------------------------------
Shares sold ...............................       5,913,743     $ 59,626,089
Shares issued to shareholders in
  reinvestment of dividends ...............         463,849        4,617,973
                                                  ---------     ------------
Total issued ..............................       6,377,592       64,244,062
Shares redeemed ...........................      (9,756,363)     (97,067,197)
                                                  ---------     ------------
Net decrease ..............................      (3,378,771)    $(32,823,135)
                                                  =========     ============
----------------------------------------------------------------------------


5. CAPITAL LOSS CARRYFORWARD:

At October 31, 1995, the Fund had a net capital loss carryforward of approximately $24,029,000, of which $8,336,000 expires in 1996, $5,830,000 expires in 1997, $4,643,000 expires in 1998, $3,224,000 expires in 2002, and
$1,996,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $17,070,619 has been reclassified to paid-in capital in excess of par.

                 MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND

                                  DISTRIBUTOR

                     Merrill Lynch Funds Distributor, Inc.
                     One Financial Center, Fifteenth Floor
                        Boston, Massachusetts 02111-2646

                                    MANAGER


                      Merrill Lynch Asset Management, L.P.
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011


                           CUSTODIAN & TRANSFER AGENT

                      State Street Bank and Trust Company
                                 P.O. Box 8500
                        Boston, Massachusetts 02266-8500

                                 LEGAL COUNSEL

                                 Rogers & Wells
                                200 Park Avenue
                            New York, New York 10166

                              INDEPENDENT AUDITORS


                             Deloitte & Touche LLP
                                117 Campus Drive
                          Princeton, New Jersey 08540

                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
Investment Objective and Policies..............     2
Investment Restrictions........................     2
Management of the Fund.........................     4
Management and Advisory
  Arrangements.................................     7
Portfolio Transactions.........................     8
Redemption of Shares...........................     9
Dividends, Distributions and Taxes.............    10
Distributor....................................    11
Performance Data...............................    12
General Information............................    14
Independent Auditors' Report...................    15
Financial Statements...........................    16


                               Code # 10432-0296

                                     [LOGO]

                                  MERRILL LYNCH
                                  INSTITUTIONAL
                                INTERMEDIATE FUND

                                     [ART]

                                     [ART]

       STATEMENT OF
       ADDITIONAL
       INFORMATION


   February 26, 1996


   Distributor:
   Merrill Lynch
   Funds Distributor, Inc.

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (A) FINANCIAL STATEMENTS:

     Contained in Part A:


     Financial Highlights for each of the years in the eight-year period ended October 31, 1995 and the period November 6, 1986 (commencement of operations) to October 31, 1987


     Contained in Part B:


      Schedule of Investments, as of October 31, 1995



      Statement of Assets and Liabilities, as of October 31, 1995



      Statement of Operations for the year ended October 31, 1995



      Statements of Changes in Net Assets for the years ended October 31, 1995 and 1994



      Financial Highlights for each of the years in the five-year period ended October 31, 1995.


     (B) EXHIBITS:


EXHIBIT
NUMBER                                  DESCRIPTION
------       -----------------------------------------------------------------
    1   --   Declaration of Trust (incorporated by reference to Exhibit 1 to
             Registrant's Registration Statement on Form N-1A (File No.
             33-8708)).
    2   --   By-Laws of Registrant (incorporated by reference to Exhibit 2 to
             Registrant's Registration Statement on Form N-1A (File No.
             33-8708)).

    3   --   None.
    4   --   Specimen Copy of Security (incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-8708)).
    5   --   Form of Investment Advisory Agreement (incorporated by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to Registrant's
             Registration Statement on Form N-1A (File No. 33-8708)).
    6   --   Form of Distribution Agreement (incorporated by reference to
             Exhibit 6 to Pre-Effective Amendment No. 1 to Registrant's
             Registration Statement on Form N-1A (File No. 33-8708)).
    7   --   None.
    8   --   Form of Custodian Agreement (incorporated by reference to Exhibit
             8 to Pre-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-8708)).
    9 (a) -- Form of Transfer Agency and Dividend Disbursing Agreement
             (incorporated by reference to Exhibit 9(a) to Pre-Effective
             Amendment No. 1 to Registrant's Registration Statement on Form
             N-1A (File No. 33-8708)).
    9 (b) -- Form of Agreement relating to the use of the 'Merrill Lynch' name
             (incorporated by reference to Exhibit 9(b) to Pre-Effective
             Amendment No. 1 to Registrant's Registration Statement on Form
             N-1A (File No. 33-8708)).
   10   --   Opinion of Counsel (incorporated by reference to Exhibit 10 to
             Pre-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-8708)).
   11   --   Consent of Deloitte & Touche LLP, independent auditors for the
             Registrant.*
   12   --   None.
   13   --   None.
   14   --   None.

---------------
* Filed herewith.

EXHIBIT
NUMBER                                  DESCRIPTION
------       -----------------------------------------------------------------
   15   --   Form of Amended Distribution and Shareholder Servicing Plan
             pursuant to Rule 12b-1 between Registrant and Merrill Lynch Funds
             Distributor, Inc. (incorporated by reference to Exhibit 15 to
             Post-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-8708)).
   16   --   Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22
             (incorporated by reference to Exhibit 16 to Post-Effective
             Amendment No. 2 to Registrant's Registration Statement on Form

             N-1A (File No. 33-8708)).
   17 (a) -- Power of Attorney under which certain trustees' signatures have been executed (incorporated by reference to Post-Effective
             Amendment No. 5 to Registrant's Registration Statement on Form
             N-1A (File No. 33-8708)).
   17 (b) -- Power of Attorney of A. Bruce Brackenridge.
   17 (c) -- Power of Attorney of W. Carl Kester.*
   27   --   Financial Data Schedule.*


---------------
* Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


                                                                  NUMBER OF
                                                                  HOLDERS AT
TITLE OF CLASS                                                 JANUARY 31, 1996
------------------------------------------------------------   ----------------
Shares of beneficial interest, par value $0.10 per share               374


---------------

Note: The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.


ITEM 27.  INDEMNIFICATION.

     Reference is made to Section 5.3 of Registrant's Declaration of Trust.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     Merrill Lynch Asset Management L.P., doing business as Merrill Lynch Asset Management ('MLAM' or the 'Investment Adviser'), acts as investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Balanced Fund for Investment and Retirement, Inc., Convertible Holdings, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Small Cap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Growth Fund for Investment and Retirement, Merrill Lynch Healthcare Fund, Inc. (residents of Wisconsin must meet investor suitability requirements), Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Institutional Intermediate Fund, Merrill Lynch Global Holdings, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Global Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Retirement Asset Builder Program, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch U.S. Treasury Money Fund. Fund Asset Management, L.P.

('FAM'), an affiliate of the Investment Adviser, acts as the investment adviser for the following registered investment companies: Merrill Lynch California Municipal Series Trust, CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Emerging Tigers Fund, Inc. Financial Institutions Series Trust, Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds For Institutions Series, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., The Municipal Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., MuniAssets Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, Inc., MuniYield Arizona Fund, Inc., MuniYield California Insured Fund II, Senior High Income Portfolio, Senior High Income Portfolio II, Senior Strategic Income Fund, Inc. MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., Apex Municipal Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, Inc., MuniYield Fund, Inc., MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc., Merrill Lynch World Income Fund, Inc. and Worldwide DollarVest, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds For Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser and FAM is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ('MLFD') is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch') and Merrill Lynch & Co., Inc. ('ML & Co.') is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

     Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since October 31, 1987 for his own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President and Mr. Richard is Treasurer of all or substantially all of the investment companies described in the preceding paragraph. Messrs. Giordano, Glenn, Harvey, Hewitt, Kirstein and Monagle are directors or officers of one or more of such companies.




                            POSITIONS WITH                  OTHER SUBSTANTIAL BUSINESS
NAME                      INVESTMENT ADVISER            PROFESSION, VOCATION OR EMPLOYMENT
----------------------  ----------------------  ---------------------------------------------------
Arthur Zeikel.........  President and Director  President of FAM; President and Director of
                                                  Princeton Services, Inc.; Executive Vice
                                                  President of Merrill Lynch & Co.; and Director of
                                                  MLFD.
Terry K. Glenn........  Executive Vice          Executive Vice President of FAM; President and
                          President               Director of MLFD; Executive Vice President and
                                                  Director of Princeton Services, Inc.; President
                                                  of Princeton Administrators, L.P. and Director of
                                                  Financial Data Services, Inc.
Robert W. Crook.......  Senior Vice President   Senior Vice President of MLFD since 1990.
Vincent R. Giordano...  Senior Vice President   Senior Vice President of FAM; Senior Vice President
                                                  of Princeton Services, Inc. since 1993.
Norman R. Harvey......  Senior Vice President   Senior Vice President of FAM; Senior Vice President
                                                  of Princeton Services, Inc. since 1993.
N. John Hewitt........  Senior Vice President   Senior Vice President of FAM; Senior Vice President
                                                  of Princeton Services, Inc. since 1993.
Philip L. Kirstein....  Senior Vice President,  Senior Vice President, General Counsel, Director
                          General Counsel,        and Secretary of FAM; Senior Vice President of
                          Director and            Princeton Services, Inc. since 1993.
                          Secretary
Ronald M. Kloss.......  Senior Vice President   Senior Vice President and Controller of FAM; Senior
                                                  Vice President of Princeton Services, Inc. since
                                                  1993.
Stephen M. M.           Senior Vice President   Executive Vice President of Princeton
  Miller..............                            Administrators, Inc. since 1989; Senior Vice
                                                  President of Princeton Services, Inc. since 1993;
                                                  Vice President and Secretary of Merrill Lynch
                                                  from 1982 to 1989; Secretary of Merrill Lynch &
                                                  Co. from 1982 to 1989.
Joseph T. Monagle.....  Senior Vice President   Senior Vice President of FAM; Senior Vice President
                                                  of Princeton Services, Inc. since 1993.
Richard L. Reller.....  Senior Vice President   Senior Vice President of FAM since 1995; Senior
                                                  Vice President of Princeton Services, Inc. since
                                                  1995.
Gerald M. Richard.....  Senior Vice President   Senior Vice President and Treasurer of FAM; Senior
                          and Treasurer           Vice President of Princeton Services, Inc. since
                                                  1993; Vice President and Treasurer of MLFD.
Ronald Welburn........  Senior Vice President   Senior Vice President of FAM; Senior Vice President
                                                  of Princeton Services, Inc. since 1993.

                                      C-4

Anthony Wiseman.......  Senior Vice President   Senior Vice President of FAM; Senior Vice President
                                                  of Princeton Services, Inc. since 1993.



ITEM 29.  PRINCIPAL UNDERWRITERS.


     (a) MLFD acts as the principal underwriter for the Registrant and for each of the investment companies referred to in the first paragraph of Item 28 except Apex Municipal Fund, Inc., CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Convertible Holdings, Inc., The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., The Municipal Fund Accumulation Program, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio Inc., Senior High Income Portfolio II, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest, Inc.



     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Officers Crook, Aldrich, Brady, Breen, Fatseas, Wasel, Maguire and Schena is One Financial Center, Boston, Massachusetts 02111-2646.



                                     (2)
                            POSITIONS AND OFFICES               (3)
           (1)                      WITH             POSITIONS AND OFFICES WITH
          NAME                   UNDERWRITER                 REGISTRANT
-------------------------  -----------------------   --------------------------
Terry K. Glenn...........  President                 Trustee
Arthur Zeikel............  Director                  None
Philip L. Kirstein.......  Director                  None
William E. Aldrich.......  Senior Vice President     Executive Vice President
Robert W. Crook..........  Senior Vice President     President and Trustee
Michael J. Brady.........  Vice President            Senior Vice President
William M. Breen.........  Vice President            Assistant Treasurer

Sharon Creveling.........  Vice President and
                             Assistant Treasurer     None
Mark A. DeSario..........  Vice President            None
James T. Fatseas.........  Vice President            Senior Vice President
Debra W.                   Vice President
  Landsman-Yaros.........                            None
Michelle T. Lau..........  Vice President            None
Gerald M. Richard........  Vice President and
                             Treasurer               Treasurer
Kevin P. Boman...........  Vice President            None
Salvatore Venezia........  Vice President            None
William Wasel............  Vice President            Senior Vice President
Mark E. Maguire..........  Assistant Vice
                           President                 Vice President
Patricia A. Schena.......  Assistant Vice            Vice President and
                           President                 Assistant Secretary
Robert Harris............  Secretary                 None



     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.


     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, Merrill Lynch Institutional Intermediate Fund, One Financial Center, Fifteenth Floor, Boston, Massachusetts 02111-2646; its Investment Adviser, Merrill Lynch Asset Management, 800 Scudders Mill Road, Plainsboro, New Jersey 08536; and its Custodian and Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


ITEM 31.  MANAGEMENT SERVICES.

     Other than as set forth under the caption 'Management of the Fund' in the Prospectus constituting Part A of the Registration Statement and under the caption, 'Management and Advisory Arrangements' in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32.  UNDERTAKINGS.

     The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE COUNTY OF SUFFOLK, AND COMMONWEALTH OF MASSACHUSETTS, ON THE 26TH DAY OF FEBRUARY, 1996.


                                          MERRILL LYNCH INSTITUTIONAL
                                          INTERMEDIATE FUND
                                          By:  /s/ ROBERT W. CROOK
                                                   Robert W. Crook
                                                      President

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRANT'S REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


        SIGNATURE                          TITLE                          DATE
-------------------------  -------------------------------------   ------------------

   /s/ROBERT W. CROOK      President and Trustee               February 26, 1996
     Robert W. Crook         (Principal Executive Officer)

  /s/GERALD M. RICHARD     Treasurer (Principal Financial and  February 26, 1996
    Gerald M. Richard        Accounting Officer)

            *              Trustee
       David Almy

            *              Trustee
  A. Bruce Brackenridge

            *              Trustee
  Charles C. Cabot, Jr.

            *              Trustee
     Terry K. Glenn

            *              Trustee
 George W. Holbrook, Jr.

            *              Trustee
     W. Carl Kester


  *By/s/ROBERT W. CROOK    Attorney-in-Fact                    February 26, 1996
       Robert W. Crook
      Attorney-in-Fact

                               INDEX TO EXHIBITS


                                                                                                      SEQUENTIALLY
EXHIBIT                                                                                                 NUMBERED
NUMBER                                             EXHIBIT                                                PAGE
-------  -------------------------------------------------------------------------------------------  ------------
11*      -- Consent of Deloitte & Touche LLP, independent auditors for the Registrant...............
17(c)*   --Power of Attorney of W. Carl Kester......................................................
27*      --Financial Data Schedule..................................................................


---------------
* Filed herewith